[RIGHTIME LOGO]
RIGHTIME
FAMILY OF FUNDS

The Rightime Fund
The Rightime Blue Chip Fund
The Rightime Social Awareness Fund
The Rightime MidCap Fund

Annual Report
October 31, 1999



[RIGHTIME LOGO]
RIGHTIME
FAMILY OF FUNDS

Table of Contents

Letter to Shareholders                                              3

Portfolios

The Rightime Fund                                                   5
The Rightime Blue Chip Fund                                         7
The Rightime Social Awareness Fund                                 16
The Rightime MidCap Fund                                           17

Financial Statements
Statement of Assets & Liabilities                                  24
Statement of Operations                                            25
Statement of Changes in Net Assets                                 26
Financial Highlights                                               28

Notes to Financial Statements
Notes & Schedules                                                  30
Report of Independent Certified Public Accountants                 37

Performance Comparisons
The Rightime Fund                                                  38
The Rightime Blue Chip Fund                                        40
The Rightime Social Awareness Fund                                 42
The Rightime MidCap Fund                                           44

Officers and Directors                                             46



[RIGHTIME LOGO]
RIGHTIME
FAMILY OF FUNDS

1999
Annual Report
THE RIGHTIME FUND, INC.

Dear Shareholder:

All attention is being focused on the close of the millennium on New Year's Eve 1999. What few are mentioning is that this is not really the end of the millennium. The millennium will change December 31, 2000. However, due to heavy marketing, the Y2K problem, and the dramatic change in the calendar, the world has pretty much conceded that this is the end of the millennium. Perception has become reality. The new millennium generates much excitement about the wonderful future of our nation. We at Rightime Econometrics also believe in our nation's bright future. But because our stock market has rebounded so swiftly in recent years, we feel current market risk has been obscured. In fact, risk has been so obscured that many believe we have entered a "New Era" of investing. While these have been exceptional times for investors, we don't believe we will see double-digit returns extended indefinitely.

When the Funds' previous fiscal year closed on October 31, 1998, a serious financial crisis had been averted through confidence-building moves of the Federal Reserve. Three rate cuts of 25 basis points each had eased liquidity constraints and halted the downward trend of equities. From its nadir on October 8, 1998, the market soared. However, in some ways this market has been fickle. Growth stocks have been favored over value stocks. Large-capitalization stocks have been favored over smaller-capitalization stocks. Technology stocks, and in particular Internet stocks, have been the most favored. While earnings have been very good over the last year (with the exception of the Internet stocks), the market ascension saw a great increase in what investors were willing to pay for earnings.

Unlike the last two years, where external events shook the market and established trends, the fiscal year ending October 31, 1999 was somewhat less volatile. The boost from the rate hikes carried the market forward through early January 1999, at which time it began to meander. The market began a second upward trend towards the end of February. A mild resurgence extended to mid-July. Then through mid-October the market experienced a correction. The market bottomed out and another strong upward movement was launched. Throughout the summer months and early autumn, the Federal Reserve began to unwind its three rate cuts. Although rate hikes put pressure on equities and tend to retard their appreciation, the correction of the late summer/early autumn was mild. As a result, it did not attract much attention and did little to unsettle investors. What's more, throughout much of the year, the technology-rich NASDAQ surged. In fact, although both the Dow Jones Industrial Average and S&P 500 experienced corrections, the NASDAQ never did. Technology stocks have been market leaders throughout the year.

Given that it was a market without strong protracted trends, how did our Funds perform during the 12 months ending October 1999? Our investors enjoyed the fruits of the market through the second week of February. We locked in the lion's share of growth for this 12-month period. After that, the market became less predictable. Trends in the market were short-lived, and reversed quickly. What's more, the average stock did not fare well. Many stocks have not returned to the price they had when 1998's market began to fail. Interest rates have been trending upward. Valuations in the market remain at historical extremes. These are all things that make us invest with trepidation. However, as with the speeding motorist who rushes past the speed trap, the presence of risk doesn't always mean you get caught. Sometimes you get away with it. That is what happened with investors throughout much of 1999. The market would be troubled and in danger of failing but then would be elevated even higher. Then it would plateau and again begin to falter, and so forth. Thus, our returns throughout much of 1999 have not met our expectations.

We remain committed to investing utilizing the objectivity of our econometric model (RTMM Registered Trademark). Our investment philosophy remains the same. We believe the same principles that existed in 1979, when we began managing money will exist in the year 2000 and into the new millennium. With the speed trap, you keep driving even if you know it's there - you just drive more prudently. To accelerate would be foolhardy.
Yet accelerate is the equivalent of what many investors have done. Although they have gotten away with it this year and been rewarded, it has been our experience that the risks of the market are most significant when they are least perceived. We are very optimistic about the future but a great deal of optimism has already been built into this market. We will continue to exercise our investment discipline in an effort to protect our shareholders from the risks of these lofty valuations, while striving to help them grow their savings.


David J. Rights
President, Rightime Econometrics, Inc.

Investors are reminded that they cannot invest directly in the Dow Jones Industrial Average or S&P 500 Indexes.




[RIGHTIME LOGO]                                                                                          October 31, 1999
RIGHTIME
FAMILY OF FUNDS
                                                                                                        The Rightime Fund
                                                                                                 Portfolio of Investments
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Value
Shares                                                                                                           (Note 1)
-------                                                                                                    --------------
EQUITY FUNDS: (26.71%)
             44,209  Aim Value Fund                                                                         $   2,074,271
             58,840  Alliance Premier Growth Fund                                                               2,075,868
            106,345  Davis NY Venture Fund                                                                      2,955,335
             45,042  Fidelity Fifty Fund                                                                          888,218
            222,474  Fidelity Mid-Cap Stock Fund                                                                4,220,328
            164,065  Invesco Dynamics Fund                                                                      3,514,276
             93,414  MAS Mid Cap Value Fund                                                                     2,056,983
             93,525  MFS New Discovery Fund                                                                     1,457,122
            122,624  Putnam Investors Fund                                                                      2,026,977
             93,350  Safeco Growth Fund                                                                         1,884,728
            116,303  T. Rowe Price Small Cap
                     Value Fund                                                                                 2,130,667
             68,990  Vanguard Growth & Income Fund                                                              2,403,621
             57,716  Vanguard US Growth Fund                                                                    2,392,346
                                                                                                            -------------
Total Equity Funds
                     (cost $29,393,617)                                                                        30,080,740
                                                                                                            -------------

MONEY MARKET FUNDS: (33.37%)
          1,973,550  Aim Money Market Fund                                                                      1,973,550
          2,675,557  American Century Premier Fund                                                              2,675,557
            157,321  Delaware Group Cash Reserve Fund                                                             157,321
          6,645,818  Fidelity US Government Reserves
                     Money Market Fund                                                                          6,645,818
          3,040,764  IDS Cash Management Prime Fund                                                             3,040,764
          1,006,989  Invesco Cash Reserves                                                                      1,006,989
          1,639,193  Kemper Government
                     Money Market Fund                                                                          1,639,193
          4,317,104  Lord Abbett Cash Reserve Fund                                                              4,317,104
          2,536,756  MAS Cash Reserve Fund                                                                      2,536,756
          3,338,191  MFS Money Market Fund                                                                      3,338,191
             48,801  New England Money Market Fund                                                                 48,801
             18,754  Oppenheimer Money Market Fund                                                                 18,754
          3,067,410  Pioneer Cash Reserve Fund                                                                  3,067,410
          4,862,000  Putnam Money Market Fund                                                                   4,862,000
          2,142,735  T. Rowe Price Summit
                     Cash Reserves Fund                                                                         2,142,735
            108,855  Seligman Cash Management Fund                                                                108,855
                                                                                                            -------------
Total Money Market Funds
                     (cost $37,579,798)                                                                        37,579,798
                                                                                                            -------------


Principal                                                                                                         Value
  Amount                                                                                                         (Note 1)
----------                                                                                                 --------------

SHORT-TERM INVESTMENTS (40.46%)
Repurchase Agreement (11.18%)(b)
        $12,591,000  C.S. First Boston
                     5.10%; 11/1/99 (cost $12,591,000;
                     maturity value $12,596,351)                                                            $  12,591,000
                                                                                                            -------------
United States Treasury Bills (29.28%)(c)
         30,000,000  4.68%; 11/04/99                                                                           29,989,125
          3,000,000  4.74%; 11/12/99                                                                            2,995,701
                                                                                                            -------------
Total United States Treasury Bills
                     (cost $32,984,826)                                                                        32,984,826
                                                                                                            -------------
Total Short-term Investments
                     (cost $45,575,826)                                                                        45,575,826
                                                                                                            -------------
Total Investments
                     (cost $112,549,241)(100.54%)(a)                                                          113,236,364
Liabilities Less Other Assets (-0.54%)                                                                           (605,994)
                                                                                                            -------------
Net Assets (100.00%)                                                                                        $ 112,630,370
                                                                                                            =============

(a) Aggregate cost for federal income tax purposes is $112,549,241. At October 31, 1999 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                                                                           $     978,242
    Gross unrealized depreciation                                                                                (291,119)
                                                                                                            -------------
    Net unrealized appreciation                                                                             $     687,123
                                                                                                            =============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $12,843,005 which exceeds the value of the repurchase agreement.
    It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At October 31, 1999, the market value of $2,995,701 of the U.S. Treasury Bills was pledged to cover margin requirements for futures contracts.

    Futures contracts at October 31, 1999:
    (Contracts/delivery month/commitment)

                                                                                                              Unrealized
                                                                                                             Appreciation
                                                                                                            (Depreciation)
                                                                                                            -------------
    S&P 500 Stock Index
    ($250 times premium)
    50/Dec/Sell                                                                                             $    (138,000)
    S&P 400 MidCap Stock Index
    ($500 times premium)
    50/Dec/Sell                                                                                                   113,000
    Russell 2000 Stock Index
    ($500 times premium)
    15/Dec/Sell                                                                                                    66,500
                                                                                                            -------------
                                                                                                            $      41,500
                                                                                                            =============

See accompanying notes to financial statements





[RIGHTIME LOGO]                                                                                          October 31, 1999
RIGHTIME
FAMILY OF FUNDS
                                                                                              The Rightime Blue Chip Fund
                                                                                                 Portfolio of Investments
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Value
Shares                                                                                                          (Note 1)
-------                                                                                                    --------------
COMMON STOCK (90.01%)

INDUSTRIALS (68.97%)

Aerospace/Defense (1.01%)
             22,350  Boeing Co.                                                                              $  1,029,497
              8,549  General Dynamics Corp.                                                                       473,935
             10,906  Lockheed Martin Corp.                                                                        218,176
              1,581  Northrop Grumman Corp.                                                                        86,757
              7,712  Raytheon Co. Class B                                                                         224,612
              4,369  Rockwell International Corp.                                                                 211,623
             11,064  United Technologies Corp.                                                                    669,372
                                                                                                            -------------
                                                                                                                2,913,972
                                                                                                            -------------

Aluminum (0.27%)
              5,185  Alcan Aluminum Ltd.                                                                          170,781
              8,480  Alcoa, Inc.                                                                                  515,160
              1,480  Reynolds Metals Co.                                                                           89,448
                                                                                                            -------------
                                                                                                                  775,389
                                                                                                            -------------

Auto Parts After Market (0.12%)
              1,740  Cooper Tire & Rubber Co.                                                                      29,254
              4,109  Genuine Parts Co.                                                                            107,091
              3,579  Goodyear Tire & Rubber Co.                                                                   147,857
              2,017  ITT Industries, Inc.                                                                          68,956
                                                                                                            -------------
                                                                                                                  353,158
                                                                                                            -------------

Automobiles (0.89%)
             27,781  Ford Motor Co.                                                                             1,524,482
             14,877  General Motors Corp.                                                                       1,045,109
                                                                                                            -------------
                                                                                                                2,569,591
                                                                                                            -------------

Beverages (Alcoholic) (0.49%)
                846  Adolph Coors Co. Class B                                                                      46,953
             10,915  Anheuser-Busch Co., Inc.                                                                     783,833
              1,572  Brown-Forman Corp. Class B                                                                   106,110
              9,821  Seagram Co. Ltd.                                                                             484,912
                                                                                                            -------------
                                                                                                                1,421,808
                                                                                                            -------------

Beverages (Soft Drinks) (1.56%)
             56,619  Coca-Cola Co.                                                                              3,340,521
             33,890  PepsiCo, Inc.                                                                              1,175,559
                                                                                                            -------------
                                                                                                                4,516,080
                                                                                                            -------------

Broadcast Media (0.98%)
             16,334  CBS Corp.*                                                                                   797,303
              7,620  Clear Channel Communications*                                                                612,458
             16,989  Comcast Corp. Class A Special                                                                715,662
             15,841  Viacom Class B                                                                               708,885
                                                                                                            -------------
                                                                                                                2,834,308
                                                                                                            -------------

Building Materials (0.12%)
              7,731  Masco Corp.                                                                                  235,796
              1,258  Owens Corning                                                                                 25,789
              3,903  Sherwin-Williams Co.                                                                          87,330
                                                                                                            -------------
                                                                                                                  348,915
                                                                                                            -------------

Chemicals (1.29%)
              5,261  Air Products & Chemicals, Inc.                                                               144,678
              5,041  Dow Chemical Co.                                                                             596,098
             26,998  E.I. du Pont de Nemours & Co.                                                              1,739,688
              1,794  Eastman Chemical                                                                              69,181
              1,677  Goodrich (B.F.) Co.                                                                           39,724
              2,308  Hercules, Inc.                                                                                55,536
             14,489  Monsanto Co.                                                                                 557,827
              3,618  Praxair, Inc.                                                                                169,141
              4,873  Rohm & Haas Co.                                                                              186,392
              3,050  Union Carbide Corp.                                                                          186,050
                                                                                                            -------------
                                                                                                                3,744,315
                                                                                                            -------------

Chemicals (Diversified) (0.19%)
              2,610  Avery Dennison Corp.                                                                         163,125
              2,873  Engelhard Corp.                                                                               50,637
                729  FMC Corp.*                                                                                    29,661
              1,629  Mallinckrodt, Inc.                                                                            55,284
              3,986  PPG Industries, Inc.                                                                         241,651
                                                                                                            -------------
                                                                                                                  540,358
                                                                                                            -------------

Chemicals (Specialty) (0.09%)
              1,587  Grace (W.R.) & Co.                                                                            23,706
              1,340  Great Lakes Chemical Corp.                                                                    47,570
              1,568  Nalco Chemical Co.                                                                            82,810
              1,916  Sealed Air Corp.*                                                                            106,098
                                                                                                            -------------
                                                                                                                  260,184
                                                                                                            -------------

Commercial Services (0.17%)
              2,975  Ecolab, Inc.                                                                                 100,592
                937  National Service Industries, Inc.                                                             30,218
              4,104  Omnicom Group, Inc.                                                                          361,152
                                                                                                            -------------
                                                                                                                  491,962
                                                                                                            -------------

Communication (Equipment/
Manufacturers) (4.82%)
             10,458  ADC Telecommunications, Inc.*                                                                498,716
              1,888  Andrew Corp.*                                                                                 24,308
             73,296  Cisco Systems, Inc.*                                                                       5,423,904
              3,961  General Instrument Corp.*                                                                    213,151
             60,995  Lucent Technologies                                                                        3,918,929
              6,791  NEXTEL Communications*                                                                       585,299
             30,454  Northern Telecom Ltd.                                                                      1,886,245
              3,227  QUALCOMM, Inc.*                                                                              718,814
              1,713  Scientific-Atlanta, Inc.                                                                      98,069
              8,984  Tellabs, Inc.*                                                                               568,238
                                                                                                            -------------
                                                                                                               13,935,673
                                                                                                            -------------

Computer Hardware (1.28%)
             58,192  Dell Computer*                                                                             2,334,954
             10,134  Lexmark International Group 'A'                                                              791,085
              5,110  Seagate Technology*                                                                          150,426
              5,775  Solectron Corp.*                                                                             434,569
                                                                                                            -------------
                                                                                                                3,711,034
                                                                                                            -------------

Computer Software & Services (8.47%)
              8,303  3 Com Corporation                                                                            240,787
              2,800  Adobe Systems, Inc.                                                                          195,825
              8,305  ALLTEL Corp.                                                                                 691,391
             24,931  America Online, Inc.*                                                                      3,233,239
              1,352  Autodesk, Inc.                                                                                25,350
             14,198  Automatic Data Processing, Inc.                                                              684,166
              5,411  BMC Software, Inc.*                                                                          347,319
             12,306  Computer Associates
                     International, Inc.                                                                          695,289
              3,644  Computer Sciences Corp.*                                                                     250,297
              8,432  Compuware Corp.*                                                                             234,515
             11,294  Electronic Data Systems                                                                      660,699
             23,591  EMC Corp.*                                                                                 1,722,129
              9,911  First Data Corp.                                                                             452,809
              7,269  IMS Health, Inc.                                                                             210,801
            117,108  Microsoft Corp.*                                                                          10,839,809
              1,650  Network Appliance                                                                            122,100
              7,720  Novell, Inc.*                                                                                154,883
             33,029  Oracle Corp.*                                                                              1,570,942
              6,212  Parametric Technology Corp.*                                                                 118,416
              5,523  Peoplesoft, Inc.                                                                              82,845
                611  Shared Medical Systems Corp.                                                                  23,065
              4,331  Silicon Graphics, Inc.*                                                                       33,565
             17,757  Sun Microsystems, Inc.*                                                                    1,878,913
                                                                                                            -------------
                                                                                                               24,469,154
                                                                                                            -------------

Computer Systems (2.28%)
              2,355  Adaptec, Inc.                                                                                105,975
              3,649  Apple Computer, Inc.*                                                                        292,376
              3,951  Cabletron Systems, Inc.*                                                                      65,438
              3,313  Ceridian Corp.*                                                                               72,679
             39,007  COMPAQ Computer Corp.                                                                        741,133
              1,625  Comverse Technology, Inc.*                                                                   184,437
              7,184  Gateway 2000                                                                                 474,593
             41,641  International Business
                     Machines Corp.                                                                             4,096,433
              5,745  Micron Technology, Inc.*                                                                     409,690
              6,175  Unisys Corp.                                                                                 149,744
                                                                                                            -------------
                                                                                                                6,592,498
                                                                                                            -------------

Conglomerates (0.43%)
              4,422  Allegheny Teledyne, Inc.                                                                      67,159
             12,682  AlliedSignal Inc.                                                                            722,081
              3,902  Tenneco, Inc.                                                                                 62,432
              3,460  Textron, Inc.                                                                                267,069
              2,762  TRW, Inc.                                                                                    118,421
                                                                                                            -------------
                                                                                                                1,237,162
                                                                                                            -------------

Containers (Metal & Glass) (0.03%)
                703  Ball Corp.                                                                                    28,340
              2,807  Crown Cork & Seal Co., Inc.                                                                   67,193
                                                                                                            -------------
                                                                                                                   95,533
                                                                                                            -------------

Containers (Paper) (0.04%)
              1,200  Bemis Co., Inc.                                                                               41,925
              1,278  Temple-Inland, Inc.                                                                           74,284
                                                                                                            -------------
                                                                                                                  116,209
                                                                                                            -------------

Cosmetics (0.43%)
              1,292  Alberto-Culver Co. Class B                                                                    30,443
              6,008  Avon Products, Inc.                                                                          193,758
             25,449  Gillette Co.                                                                                 920,936
              2,433  International Flavors &
                     Fragrances, Inc.                                                                              93,062
                                                                                                            -------------
                                                                                                                1,238,199
                                                                                                            -------------

Electrical Equipment (3.89%)
              9,987  Emerson Electric Co.                                                                         599,844
             75,074  General Electric Co.                                                                      10,177,219
              2,894  Honeywell, Inc.                                                                              305,136
              1,305  Thomas & Betts Corp.                                                                          58,562
              2,142  W.W. Grainger, Inc.                                                                           90,767
                                                                                                            -------------
                                                                                                               11,231,528
                                                                                                            -------------

Electronics (Instrumentation) (0.62%)
             23,290  Hewlett-Packard Co.                                                                        1,724,916
              1,037  Perkinelmer Inc.                                                                              42,323
              1,077  Tektronix, Inc.                                                                               36,332
                                                                                                            -------------
                                                                                                                1,803,571
                                                                                                            -------------

Electronics (Semiconductors) (3.58%)
              3,364  Advanced Micro Devices, Inc.*                                                                 66,649
              4,025  Analog Devices, Inc.*                                                                        213,828
              8,558  Applied Materials, Inc.*                                                                     768,615
             76,131  Intel Corp.                                                                                5,895,394
              2,023  KLA Instruments Corp.*                                                                       160,196
              3,283  LSI Logic Corp.*                                                                             174,615
             13,835  Motorola, Inc.                                                                             1,348,048
              3,854  National Semiconductor Corp.*                                                                115,379
             17,988  Texas Instruments, Inc.                                                                    1,614,423
                                                                                                            -------------
                                                                                                               10,357,147
                                                                                                            -------------

Engineering & Construction (0.03%)
              1,739  Fluor Corp.                                                                                   69,343
                934  Foster Wheeler Corp.                                                                          10,508
                                                                                                            -------------
                                                                                                                   79,851
                                                                                                            -------------

Entertainment (0.67%)
             14,070  Carnival Corp.                                                                               626,115
              1,624  King World Productions, Inc.*                                                                 62,930
             47,251  Walt Disney Co.                                                                            1,246,245
                                                                                                            -------------
                                                                                                                1,935,290
                                                                                                            -------------

Food Wholesalers (0.12%)
              2,736  SuperValu, Inc.                                                                               57,456
              7,595  Sysco Corp.                                                                                  291,933
                                                                                                            -------------
                                                                                                                  349,389
                                                                                                            -------------

Foods (1.42%)
             14,168  Archer-Daniels-Midland Co.                                                                   174,443
              6,412  Bestfoods International                                                                      376,705
             10,008  Campbell Soup Co.                                                                            450,360
              9,739  Coca-Cola Enterprises, Inc.                                                                  248,953
             11,202  ConAgra, Inc.                                                                                291,952
              3,507  General Mills, Inc.                                                                          305,767
              8,249  H.J. Heinz Co.                                                                               393,890
              3,207  Hershey Foods Corp.                                                                          161,954
              9,295  Kellogg Co.                                                                                  370,057
              7,453  Nabisco Group Holding Corp.                                                                   95,492
              3,094  Quaker Oats Co.                                                                              216,580
              7,473  Ralston-Purina Group                                                                         234,932
             20,730  Sara Lee Corp.                                                                               561,006
              2,666  Wrigley, (Wm.) Jr. Co.                                                                       213,113
                                                                                                            -------------
                                                                                                                4,095,204
                                                                                                            -------------

Gold Mining (0.16%)
              8,948  Barrick Gold Corp.                                                                           163,860
              3,751  Freeport-McMoRan
                     Copper & Gold, Inc. Class B                                                                   62,595
              5,970  Homestake Mining Co.                                                                          49,999
              3,841  Newmont Mining Corp.                                                                          84,262
              7,468  Placer Dome Group, Inc.                                                                       90,549
                                                                                                            -------------
                                                                                                                  451,265
                                                                                                            -------------

Hardware & Tools (0.07%)
              1,996  Black & Decker Corp.*                                                                         85,828
              1,505  Snap-On, Inc.                                                                                 45,714
              2,037  Stanley Works                                                                                 56,527
                                                                                                            -------------
                                                                                                                  188,069
                                                                                                            -------------

Health Care (Diversified) (4.10%)
             34,885  Abbott Laboratories, Inc.                                                                  1,408,482
             30,050  American Home Products Corp.                                                               1,570,113
             45,565  Bristol-Myers Squibb Co.                                                                   3,499,962
             34,402  Johnson & Johnson                                                                          3,603,609
              3,973  United Healthcare Corp.                                                                      205,354
             19,518  Warner-Lambert Co.                                                                         1,557,780
                                                                                                            -------------
                                                                                                               11,845,300

Health Care (Drugs) (4.19%)
              1,528  Allergan, Inc.                                                                               164,069
             25,260  Eli Lilly & Co.                                                                            1,739,783
             54,163  Merck & Co., Inc.                                                                          4,309,344
             89,091  Pfizer, Inc.                                                                               3,519,094
             11,627  Pharmacia & Upjohn, Inc.                                                                     627,131
             33,777  Schering-Plough Corp.                                                                      1,671,962
              2,195  Watson Pharmaceutical, Inc.                                                                   69,691
                                                                                                            -------------
                                                                                                               12,101,074
                                                                                                            -------------

Health Care (Miscellaneous) (0.24%)
              2,313  ALZA Corp.*                                                                                   99,025
              6,251  Cardinal Health, Inc.                                                                        269,574
              2,548  HCR Manor Care                                                                                40,131
              9,516  HEALTHSOUTH Corp.*                                                                            54,717
              6,355  McKesson HBO Inc.                                                                            127,497
              1,548  Wellpoint Health Networks                                                                     89,784
                                                                                                            -------------
                                                                                                                  680,728
                                                                                                            -------------

Heavy Duty Trucks & Parts (0.15%)
                969  Cummins Engine Co., Inc.                                                                      49,116
              3,808  Dana Corp.                                                                                   112,574
              1,648  Eaton Corp.                                                                                  124,012
              1,518  Navistar International Corp.*                                                                 63,282
              1,795  Paccar, Inc.                                                                                  84,589
                                                                                                            -------------
                                                                                                                  433,573
                                                                                                            -------------

Homebuilding (0.03%)
              1,364  Centex Corp.                                                                                  36,572
              1,099  Kaufman & Broad Home Corp.                                                                    22,049
                993  Pulte Corp.                                                                                   19,984
                                                                                                            -------------
                                                                                                                   78,605
                                                                                                            -------------

Hospital Management Companies (0.17%)
             13,034  Columbia/HCA Healthcare Corp.                                                                314,445
              3,845  Humana, Inc.*                                                                                 26,434
              7,126  Tenet Healthcare Corp.*                                                                      138,512
                                                                                                            -------------
                                                                                                                  479,391
                                                                                                            -------------

Hotel/Motel (0.14%)
              2,928  Harrah's Entertainment, Inc.*                                                                 84,729
              5,926  Hilton Hotels Corp.                                                                           54,815
              5,725  Marriott International Class A                                                               192,861
              4,561  Mirage Resorts, Inc.*                                                                         66,420
                                                                                                            -------------
                                                                                                                  398,825
                                                                                                            -------------

Household Furnishings & Appliances (0.08%)
                919  Armstrong World Industries Inc.                                                               34,348
              2,029  Maytag Corp.                                                                                  81,287
              1,728  Whirlpool Corp.                                                                              120,420
                                                                                                            -------------
                                                                                                                  236,055
                                                                                                            -------------

Household Products (1.81%)
              5,416  Clorox Co.                                                                                   221,718
             13,410  Colgate-Palmolive Co.                                                                        811,305
              3,833  Fortune Brands                                                                               135,832
             30,483  Procter & Gamble Co.                                                                       3,196,905
             13,115  Unilever N.V. ADR                                                                            874,607
                                                                                                            -------------
                                                                                                                5,240,367
                                                                                                            -------------

Housewares (0.09%)
              6,465  Newell Rubbermaid                                                                            223,851
              1,322  Tupperware Corp.                                                                              26,192
                                                                                                            -------------
                                                                                                                  250,043
                                                                                                            -------------

Machinery (Diversified) (0.34%)
                534  Briggs & Stratton Corp.                                                                       31,206
              8,165  Caterpillar, Inc.                                                                            451,116
              2,166  Cooper Industries, Inc.                                                                       93,273
              5,316  Deere & Co.                                                                                  192,705
              3,807  Ingersoll-Rand Co.                                                                           198,916
                849  Milacron, Inc.                                                                                13,955
                                                                                                            -------------
                                                                                                                  981,171
                                                                                                            -------------

Manufacturing (Diversified Industries) (0.98%)
              1,705  Case Corp.                                                                                    90,365
              1,560  Crane Co.                                                                                     31,882
              3,107  Danaher Corp.                                                                                150,107
              4,897  Dover Corp.                                                                                  208,429
                800  Fleetwood Enterprises, Inc.                                                                   17,450
              5,747  Illinois Tool Works, Inc.                                                                    420,968
              1,955  Johnson Controls, Inc.                                                                       118,766
              1,012  Millipore Corp.                                                                               32,258
                187  NACCO Industries, Inc. Class A                                                                 8,672
              2,860  Pall Corp.                                                                                    62,741
              2,490  Parker Hannifin Corp.                                                                        114,073
              1,419  Timken Co.                                                                                    25,453
             39,100  Tyco Intl. Ltd.                                                                            1,561,556
                                                                                                            -------------
                                                                                                                2,842,720
                                                                                                            -------------

Manufacturing (Specialized Industries) (0.08%)
              4,525  Leggett & Platt, Inc.                                                                        100,398
              3,576  Owens-Illinois, Inc.*                                                                         85,600
              3,623  Thermo Electron                                                                               48,911
                                                                                                            -------------
                                                                                                                  234,909
                                                                                                            -------------

Medical Products & Supplies (0.82%)
              1,309  Bausch & Lomb, Inc.                                                                           70,686
              6,690  Baxter International, Inc.                                                                   434,014
              5,729  Becton, Dickinson & Co.                                                                      145,373
              2,580  Biomet, Inc.*                                                                                 77,723
              9,079  Boston Scientific Corp.*                                                                     182,715
              1,180  C.R. Bard, Inc.                                                                               63,646
              6,932  Guidant Corp.                                                                                342,268
             26,808  Medtronic, Inc.                                                                              928,227
              2,312  Sigma Aldrich Corp.                                                                           65,892
              1,934  St. Jude Medical, Inc.*                                                                       52,943
                                                                                                            -------------
                                                                                                                2,363,487
                                                                                                            -------------

Metals Miscellaneous (0.08%)
              4,404  Inco Ltd.                                                                                     89,181
              2,459  Phelps Dodge Corp.                                                                           138,610
                                                                                                            -------------
                                                                                                                  227,791
                                                                                                            -------------

Miscellaneous (1.74%)
              1,546  American Greetings Corp. Class A                                                              40,003
             11,748  Amgen, Inc.*                                                                                 936,903
              2,110  Brunswick Corp.                                                                               47,739
             17,667  Cendant Corporation*                                                                         291,505
              5,599  Corning, Inc.                                                                                440,221
              1,793  Deluxe Corp.                                                                                  50,652
              7,382  Eastman Kodak Co.                                                                            508,897
              1,631  Harcourt General, Inc.                                                                        62,794
              1,830  Harris Corp.                                                                                  41,061
              6,450  Interpublic Group of Cos., Inc.                                                              262,031
                789  Jostens Inc.                                                                                  16,668
              1,982  Kerr-McGee Corp.                                                                             106,532
              2,507  Loews Corp.                                                                                  177,684
              9,238  Minnesota Mining &
                     Manufacturing Co.                                                                            878,187
              5,644  Paychex, Inc.                                                                                222,233
              2,340  Pe Corp.-pe Biosystems Group                                                                 151,807
              1,014  Polaroid Corp.                                                                                22,625
              6,241  Service Corp. International                                                                   59,680
                409  Springs Industries Inc. Class A                                                               16,283
              7,797  Vulcan Materials Co.                                                                         322,114
              9,921  Williams Cos. Inc.                                                                           372,037
                                                                                                            -------------
                                                                                                                5,027,656
                                                                                                            -------------

Office Equipment & Supplies (0.29%)
              3,412  Ikon Office Solutions, Inc.                                                                   23,457
              8,585  Office Depot, Inc.*                                                                          106,776
              6,164  Pitney Bowes, Inc.                                                                           280,847
             15,174  Xerox Corp.                                                                                  424,872
                                                                                                            -------------
                                                                                                                  835,952
                                                                                                            -------------

Oil & Gas Drilling (0.09%)
              5,246  El Paso Energy Corp.                                                                         215,086
              1,134  Helmerich & Payne, Inc.                                                                       27,003
              1,906  Rowan Cos., Inc.*                                                                             29,662
                                                                                                            -------------
                                                                                                                  271,751
                                                                                                            -------------

Oil (Domestic Integrated) (0.61%)
              2,073  Amerada Hess Corp.                                                                           118,938
              1,678  Ashland, Inc.                                                                                 55,374
              7,388  Atlantic Richfield Co.                                                                       688,469
              7,985  Occidental Petroleum Corp.                                                                   182,158
              5,794  Phillips Petroleum Co.                                                                       269,421
              2,075  Sunoco                                                                                        50,059
              5,556  Unocal Corp.                                                                                 191,682
              7,081  USX - Marathon Group                                                                         206,234
                                                                                                            -------------
                                                                                                                1,762,335
                                                                                                            -------------

Oil (Exploration & Production) (0.25%)
              2,776  Anadarko Petroleum Corp.                                                                      85,536
              2,565  Apache Corp.                                                                                 100,035
              4,069  Burlington Resources, Inc.                                                                   141,906
             12,007  Tosco Corp.                                                                                  303,927
              5,785  Union Pacific Resources Group                                                                 83,883
                                                                                                            -------------
                                                                                                                  715,287
                                                                                                            -------------

Oil (International Integrated) (3.84%)
             15,037  Chevron Corp.                                                                              1,373,066
              5,679  Conoco, Inc. Class B                                                                         154,043
             55,706  Exxon Corp.                                                                                4,125,726
             17,955  Mobil Corp.                                                                                1,732,657
             49,201  Royal Dutch Petroleum Co. ADR                                                              2,948,985
             12,310  Texaco, Inc.                                                                                 755,526
                                                                                                            -------------
                                                                                                               11,090,003
                                                                                                            -------------

Oil Well Equipment & Services (0.48%)
              7,513  Baker Hughes, Inc.                                                                           209,894
             10,110  Halliburton Co.                                                                              381,021
              1,357  McDermott International, Inc.                                                                 24,596
             12,552  Schlumberger Ltd.                                                                            760,181
                                                                                                            -------------
                                                                                                                1,375,692
                                                                                                            -------------

Paper & Forest Products (0.80%)
              1,297  Boise Cascade Corp.                                                                           46,206
              2,196  Champion International Corp.                                                                 126,956
              5,065  Fort James Corp.                                                                             133,273
              3,938  Georgia-Pacific Corp.                                                                        156,289
              9,419  International Paper Co.                                                                      495,675
             12,216  Kimberly-Clark Corp.                                                                         771,135
              2,464  Louisiana-Pacific Corp.                                                                       31,262
              2,329  Mead Corp.                                                                                    83,844
                664  Potlatch Corp.                                                                                28,012
              2,299  Westvaco Corp.                                                                                68,252
              4,603  Weyerhaeuser Co.                                                                             274,742
              2,555  Williamette Industries                                                                       106,192
                                                                                                            -------------
                                                                                                                2,321,838
                                                                                                            -------------

Pollution Control (0.16%)
             14,164  Allied Waste Industries, Inc.*                                                               148,722
              7,575  Laidlaw, Inc.                                                                                 46,397
             13,975  Waste Management, Inc.                                                                       256,791
                                                                                                            -------------
                                                                                                                  451,910
                                                                                                            -------------

Publishing (0.80%)
              3,764  Dun & Bradstreet Corp.                                                                       110,568
              4,538  McGraw-Hill Cos.                                                                             270,578
              1,190  Meredith Corp.                                                                                42,468
             27,370  Time Warner, Inc.                                                                          1,907,347
                                                                                                            -------------
                                                                                                                2,330,961
                                                                                                            -------------

Publishing (Newspapers) (0.49%)
              2,078  Dow Jones & Co., Inc.                                                                        127,797
              6,410  Gannett Co., Inc.                                                                            494,371
              1,808  Knight-Ridder, Inc.                                                                          114,808
              4,050  New York Times Co. Class A                                                                   163,012
              3,001  R.R. Donnelley & Sons Co.                                                                     72,774
              1,650  Times Mirror, Inc. Class A                                                                   119,006
              5,438  Tribune Co.                                                                                  326,280
                                                                                                            -------------
                                                                                                                1,418,048
                                                                                                            -------------

Restaurants (0.54%)
              3,071  Darden Restaurants, Inc.*                                                                     58,541
             31,158  McDonald's Corp.                                                                           1,285,268
              3,522  Tricon Global Restaurants                                                                    141,540
              2,831  Wendy's International, Inc.                                                                   67,590
                                                                                                            -------------
                                                                                                                1,552,939
                                                                                                            -------------

Retail Stores (Department) (0.26%)
              2,454  Dillard's, Inc.                                                                               46,319
              4,786  Federated Department Stores*                                                                 204,302
              6,047  J.C. Penney Co., Inc.                                                                        153,443
              7,667  May Department Stores Co.                                                                    265,949
              3,261  Nordstrom, Inc.                                                                               81,321
                                                                                                            -------------
                                                                                                                  751,334
                                                                                                            -------------

Retail Stores (Drugs) (0.22%)
                901  Longs Drug Stores, Inc.                                                                       24,552
              5,940  Rite Aid Corp.                                                                                51,975
             22,981  Walgreen Co.                                                                                 578,834
                                                                                                            -------------
                                                                                                                  655,361
                                                                                                            -------------

Retail Stores (Food Chains) (0.44%)
              9,644  Albertson's, Inc.                                                                            350,198
                878  Great Atlantic & Pacific Tea Co., Inc.                                                        25,078
             18,955  Kroger Co.*                                                                                  394,501
             11,394  Safeway, Inc.                                                                                402,351
              3,410  Winn-Dixie Stores, Inc.                                                                       92,283
                                                                                                            -------------
                                                                                                                1,264,411
                                                                                                            -------------

Retail Stores (General Merchandise) (2.37%)
              2,512  Consolidated Stores, Inc.*                                                                    46,001
             10,157  Dayton-Hudson Corp.                                                                          656,396
             11,360  Kmart Corp.*                                                                                 114,310
              8,741  Sears, Roebuck & Co.                                                                         246,387
            102,109  Wal Mart Stores, Inc.                                                                      5,788,304
                                                                                                            -------------
                                                                                                                6,851,398
                                                                                                            -------------

Retail Stores (Specialty-Apparel) (0.39%)
             19,719  Gap, Inc.                                                                                    732,068
              4,891  Limited, Inc.                                                                                201,142
              7,382  TJX Cos., Inc.                                                                               200,237
                                                                                                            -------------
                                                                                                                1,133,447
                                                                                                            -------------

Retail Stores (Specialty) (2.19%)
              3,433  AutoZone, Inc.*                                                                               91,189
              3,050  Bed Bath & Beyond, Inc.*                                                                     101,603
             15,639  Best Buy, Inc.*                                                                              868,942
              4,611  Circuit City Stores, Inc.                                                                    196,832
              5,040  Costco Companies*                                                                            404,775
              8,968  CVS Corporation                                                                              389,547
             12,964  Delphi Automotive Systems                                                                    213,096
              5,076  Dollar General Corp.                                                                         133,880
             33,998  Home Depot, Inc.                                                                           2,566,849
              3,733  Kohls Corp.*                                                                                 279,275
              8,520  Lowes Cos., Inc.                                                                             468,600
              1,207  Pep Boys (Manny, Moe & Jack)                                                                  15,087
             10,666  Staples, Inc.*                                                                               236,652
              4,441  Tandy Corp.                                                                                  279,505
              5,703  Toys 'R' Us                                                                                   80,555
                                                                                                            -------------
                                                                                                                6,326,387
                                                                                                            -------------

Shoes (0.13%)
              6,454  Nike, Inc. Class B                                                                           364,248
              1,285  Reebok International Ltd.*                                                                    12,609
                                                                                                            -------------
                                                                                                                  376,857
                                                                                                            -------------

Steel (0.07%)
              2,994  Bethlehem Steel Corp.*                                                                        20,771
              2,002  Nucor Corp.                                                                                  103,854
              2,028  USX-U.S. Steel Corp.                                                                          51,841
              2,108  Worthington Industries, Inc.                                                                  35,046
                                                                                                            -------------
                                                                                                                  211,512
                                                                                                            -------------

Telecommunications (Long Distance) (3.34%)
             73,013  AT&T Corp.                                                                                 3,413,358
              8,146  Global Crossing Ltd.                                                                         282,055
             42,693  MCI Worldcom, Inc.                                                                         3,663,593
             19,850  Sprint Corp.                                                                               1,475,103
             10,092  Sprint Corp. (PCS Group)                                                                     837,005
                                                                                                            -------------
                                                                                                                9,671,114
                                                                                                            -------------

Textile (Apparel Manufacturers) (0.05%)
              1,446  Liz Claiborne, Inc.                                                                           57,840
                784  Russell Corp.                                                                                 11,907
              2,750  V.F. Corp.                                                                                    82,672
                                                                                                            -------------
                                                                                                                  152,419
                                                                                                            -------------

Tobacco (0.52%)
             55,360  Philip Morris Cos., Inc.                                                                   1,394,380
              4,040  UST, Inc.                                                                                    111,857
                                                                                                            -------------
                                                                                                                1,506,237
                                                                                                            -------------

Toys (0.08%)
              4,484  Hasbro, Inc.                                                                                  92,483
              9,559  Mattel, Inc.                                                                                 127,852
                                                                                                            -------------
                                                                                                                  220,335
                                                                                                            -------------
Total Industrial                                                                                              199,326,039
                                                                                                            -------------

TRANSPORTATION (0.75%)
Airlines (0.22%)
              3,523  AMR Corp.*                                                                                   223,710
              3,220  Delta Air Lines, Inc.                                                                        175,289
             11,549  Southwest Airlines Co.                                                                       194,168
              1,694  US Airways Group, Inc.                                                                        47,432
                                                                                                            -------------
                                                                                                                  640,599
                                                                                                            -------------

Railroads (0.42%)
             10,781  Burlington Northern Santa Fe Corp.                                                           343,644
              4,988  CSX Corp.                                                                                    204,508
              2,532  Kansas City Southern Industries, Inc.                                                        120,112
              8,717  Norfolk Southern Corp.                                                                       213,022
              5,684  Union Pacific                                                                                316,883
                                                                                                            -------------
                                                                                                                1,198,169
                                                                                                            -------------

Transportation (Miscellaneous) (0.11%)
              6,825  FDX Corp.                                                                                    293,902
              1,624  Ryder System, Inc.                                                                            34,713
                                                                                                            -------------
                                                                                                                  328,615
                                                                                                            -------------
Total Transportation                                                                                            2,167,383
                                                                                                            -------------

UTILITIES (6.32%)
Electric Companies (1.58%)
              3,149  Ameren Corp.                                                                                 119,072
              4,422  American Electric Power Co., Inc.                                                            152,559
              3,465  Carolina Power & Light Co.                                                                   119,543
              4,878  Central & South West Corp.                                                                   108,231
              3,646  CINergy Corp.                                                                                102,999
              5,214  Consolidated Edison, Inc.                                                                    199,110
              3,432  Constellation Energy Group                                                                   105,319
              4,404  Dominion Resources, Inc.                                                                     211,943
              3,328  DTE Energy Co.                                                                               110,448
              8,357  Duke Power Co.                                                                               472,171
              7,966  Edison International                                                                         235,993
              5,662  Entergy Corp.                                                                                169,506
              5,384  Firstenergy Corp.                                                                            140,321
              4,134  FPL Group, Inc.                                                                              207,992
              2,884  GPU Inc.                                                                                      97,876
              4,300  Niagara Mohawk Power Corp.                                                                    68,262
              3,524  Northern States Power Co.                                                                     75,766
              6,822  PacifiCorp                                                                                   140,704
              4,402  PECO Energy Corp.                                                                            168,101
              8,801  PG & E Corporation                                                                           201,873
              3,619  PP&L Resources, Inc.                                                                          97,939
              5,038  Public Service Enterprise Group, Inc.                                                        199,316
              6,799  Reliant Energy, Inc.                                                                         185,273
             15,994  Southern Co.                                                                                 424,841
              6,439  Texas Utilities Co.                                                                          249,511
              4,984  Unicom Corp.                                                                                 190,950
                                                                                                            -------------
                                                                                                                4,555,619
                                                                                                            -------------

Electric Utilities (0.21%)
              4,378  AES Corp.*                                                                                   247,083
              2,692  CMS Energy Corp.                                                                              99,268
              2,246  Florida Progress Corp.                                                                       102,895
              2,637  New Century Energies                                                                          85,867
              1,970  Pinnacle West Capital Corp.                                                                   72,644
                                                                                                            -------------
                                                                                                                  607,757
                                                                                                            -------------

Natural Gas (0.47%)
              4,892  Coastal Corp.                                                                                206,076
              1,897  Columbia Gas Systems, Inc.                                                                   123,305
              2,196  Consolidated Natural Gas Co.                                                                 140,544
                519  Eastern Enterprises                                                                           26,534
             16,227  Enron Corp.                                                                                  648,066
              1,087  NICOR, Inc.                                                                                   42,121
                726  Oneok, Inc.                                                                                   21,190
                814  Peoples Energy Corp.                                                                          30,932
              5,510  Sempra Energy                                                                                112,611
                                                                                                            -------------
                                                                                                                1,351,379
                                                                                                            -------------

Telephone (4.06%)
             35,617  Bell Atlantic Corp.                                                                        2,312,879
             43,459  BellSouth Corp.                                                                            1,955,655
              3,197  Century Tel, Inc.                                                                            129,279
             22,296  GTE Corp.                                                                                  1,672,200
             13,894  Mediaone Group, Inc.*                                                                        987,342
             78,245  SBC Communications, Inc.                                                                   3,985,618
             11,555  U.S. West, Inc.                                                                              705,577
                                                                                                            -------------
                                                                                                               11,748,550
                                                                                                            -------------
Total Utilities                                                                                                18,263,305
                                                                                                            -------------

FINANCIAL (13.97%)
Banks (1.10%)
             17,468  Bank of New York, Inc.                                                                       731,473
              3,585  Comerica, Inc.                                                                               213,083
              6,165  Fifth Third Bancorp                                                                          455,054
             22,754  Firstar Corporation                                                                          668,399
              2,561  Northern Trust Corp.                                                                         247,297
              5,141  Regions Financial Corp.                                                                      154,551
              3,839  Southtrust Corp.                                                                             153,560
              3,696  State Street Boston                                                                          281,358
              3,930  Summit Bancorp                                                                               136,076
              3,272  Union Planters, Inc.                                                                         145,604
                                                                                                            -------------
                                                                                                                3,186,455
                                                                                                            -------------

Brokerage (0.30%)
             18,733  Charles Schwab Corp.                                                                         729,416
              3,351  PaineWebber Group, Inc.                                                                      136,553
                                                                                                            -------------
                                                                                                                  865,969
                                                                                                            -------------

Financial Miscellaneous (3.43%)
             10,338  American Express Co.                                                                       1,592,052
              5,756  American General Corp.                                                                       427,023
             16,706  Associates First Capital                                                                     609,769
              2,671  Bear Stearns Co., Inc.                                                                       113,851
              4,532  Capital One Financial Corp.                                                                  240,196
              2,587  Countrywide Credit Industries, Inc.                                                           87,796
             15,951  Federal Home Loan Mortgage Corp.                                                             862,351
             23,519  Federal National Mortgage Assn.                                                            1,663,969
              2,230  H&R Block, Inc.                                                                               94,914
             11,000  Household International, Inc.                                                                490,875
              2,726  Lehman Brothers Holdings, Inc.                                                               200,872
              6,040  Marsh & McLennan Cos., Inc.                                                                  477,538
              2,290  MBIA, Inc.                                                                                   130,673
             18,397  MBNA Corp.                                                                                   508,217
              8,440  Merrill Lynch & Co., Inc.                                                                    662,540
             13,092  Morgan Stanley Dean Witter & Co.                                                           1,444,211
              3,737  Student Loan Marketing                                                                       182,879
              6,220  Synovus Financial Corp.                                                                      133,341
                                                                                                            -------------
                                                                                                                9,923,067
                                                                                                            -------------

Insurance (0.31%)
              6,131  AFLAC, Inc.                                                                                  313,447
              5,878  Aon Corp.                                                                                    208,669
              3,788  Cincinnati Financial Corp.                                                                   135,658
              3,314  Equifax, Inc.                                                                                 89,478
              1,673  Progressive Corp. of Ohio                                                                    154,857
                                                                                                            -------------
                                                                                                                  902,109
                                                                                                            -------------

Investment Management (0.19%)
              5,784  Franklin Resources Corp.                                                                     202,440
              9,423  T. Rowe Price                                                                                334,516
                                                                                                            -------------
                                                                                                                  536,956
                                                                                                            -------------

Life Insurance (0.36%)
              7,423  Conseco Co., Inc.                                                                            180,472
              2,431  Jefferson-Pilot Corp.                                                                        182,477
              4,597  Lincoln National Corp.                                                                       212,037
              3,264  Providian Financial Corp.                                                                    355,776
              3,060  Torchmark Corp.                                                                               95,434
                                                                                                            -------------
                                                                                                                1,026,196
                                                                                                            -------------

Major Regional Banks (3.60%)
             27,097  Banc One Corp.                                                                             1,017,831
             40,036  Bank Of America                                                                            2,577,318
              7,213  BB&T Corp.                                                                                   262,373
             22,208  First Union Corp.                                                                            948,004
             21,154  Fleet Financial Group, Inc.                                                                  922,833
              5,300  Huntington Bancshares, Inc.                                                                  157,012
             10,275  KeyCorp                                                                                      287,058
             14,429  National City Corp.                                                                          425,656
              6,976  PNC Bank Corp.                                                                               415,944
              7,378  SunTrust Banks, Inc.                                                                         539,977
             16,679  U.S. Bancorp Del Com                                                                         618,165
              4,656  Wachovia Corp.                                                                               401,580
             37,924  Wells Fargo Company                                                                        1,815,611
                                                                                                            -------------
                                                                                                               10,389,362
                                                                                                            -------------

Money Center Banks (0.82%)
             19,395  Chase Manhattan Corp.                                                                      1,694,638
              4,069  J.P. Morgan & Co., Inc.                                                                      532,530
              2,413  Republic New York Corp.                                                                      152,471
                                                                                                            -------------
                                                                                                                2,379,639
                                                                                                            -------------

Multi-Line Insurance (3.23%)
              3,234  Aetna, Inc.                                                                                  162,509
             18,516  Allstate Corp.                                                                               532,335
             35,530  American International Group, Inc.                                                         3,657,369
              4,668  CIGNA Corp.                                                                                  348,933
             77,534  Citigroup, Inc.                                                                            4,196,528
              5,207  ITT Hartford Group, Inc.                                                                     269,788
              5,462  Unum Corp                                                                                    179,905
                                                                                                            -------------
                                                                                                                9,347,367
                                                                                                            -------------

Other Major Banks (0.20%)
              4,944  Amsouth Bancorp                                                                              127,308
             11,956  Mellon Bank Corp.                                                                            441,625
                                                                                                            -------------
                                                                                                                  568,933
                                                                                                            -------------

Property-Casualty Insurance (0.21%)
              3,697  Chubb Corp.                                                                                  202,873
              2,503  MGIC Investment Corp.                                                                        149,554
              3,128  SAFECO Corp.                                                                                  86,020
              5,192  St. Paul Cos., Inc.                                                                          166,144
                                                                                                            -------------
                                                                                                                  604,591
                                                                                                            -------------

Savings & Loans Companies (0.22%)
              1,287  Golden West Financial Corp.                                                                  143,822
             13,649  Washington Mutual                                                                            490,511
                                                                                                            -------------
                                                                                                                  634,333
                                                                                                            -------------
Total Financial                                                                                                40,364,977
                                                                                                            -------------
Total Common Stock (cost $150,448,483)                                                                        260,121,704
                                                                                                            -------------

Principal
  Amount
---------
SHORT-TERM INVESTMENTS (11.45%)
Repurchase Agreement, (5.23%)(b)
        $15,123,000  First Boston
                     5.10%; 11/1/99 (cost $15,123,000;
                     maturity value $15,129,427)                                                               15,123,000
United States Treasury Bill (6.22%)(c)
         18,000,000  4.74%; 11/12/99
                     (cost $17,974,205)                                                                        17,974,205
                                                                                                            -------------

                                                                                                                  Value
Shares                                                                                                          (Note 1)
-------                                                                                                    --------------
Total Short-term Investments
                     (cost $33,097,205)                                                                        33,097,205
                                                                                                            -------------
Total Investments (cost $183,545,688)(a)
                     (101.46%)(a)                                                                             293,218,909
Liabilities Less Other Assets (-1.46%)                                                                         (4,219,511)
                                                                                                            -------------
Net Assets (100.00%)                                                                                        $ 288,999,398
                                                                                                            =============

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $183,545,688. At October 31, 1999 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                                                                           $ 117,457,263
    Gross unrealized depreciation                                                                              (7,784,042)
                                                                                                            -------------
    Net unrealized appreciation                                                                             $ 109,673,221
                                                                                                            =============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $15,425,682 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily.
    If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At October 31, 1999, the market value of $17,974,205 of the U.S. Treasury Bills was pledged to cover margin requirements for futures contracts.

Futures contracts at October 31, 1999:
    (Contracts-$250 times premium/delivery
    month/commitment)

                                                                                                              Unrealized
                                                                                                             Depreciation
                                                                                                            -------------
    S&P 500 Stock Index:
    760/Dec/Sell                                                                                            $  (2,118,088)
                                                                                                            =============

See accompanying notes to financial statements





[RIGHTIME LOGO]                                                                                          October 31, 1999
RIGHTIME
FAMILY OF FUNDS
                                                                                                             The Rightime
                                                                                                    Social Awareness Fund
                                                                                                 Portfolio of Investments

Principal                                                                                                         Value
  Amount                                                                                                        (Note 1)
-------------                                                                                               -------------
SHORT-TERM INVESTMENTS (100.31%)
Repurchase Agreement (12.44%)(b)
        $ 1,981,000  C.S. First Boston
                     5.10%; 11/1/99 (cost $1,981,000;
                     maturity value $1,981,842)                                                             $   1,981,000
                                                                                                            -------------
United States Treasury Bills (87.87%)(c)
         14,000,000  4.53%; 11/04/99 (cost $13,994,686)                                                        13,994,686
                                                                                                            -------------
Total Investments (cost $15,975,686)
                     (100.31%)(a)                                                                              15,975,686
Liabilities Less Other Assets (-0.31%)                                                                            (49,307)
                                                                                                            -------------
Net Assets (100.00%)                                                                                        $  15,926,379
                                                                                                            =============

(a) Aggregate cost for federal income tax purposes is $15,975,686.

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $2,020,649 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily.
    If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

See accompanying notes to financial statements





[RIGHTIME LOGO]                                                                                          October 31, 1999
RIGHTIME
FAMILY OF FUNDS
                                                                                                 The Rightime MidCap Fund
                                                                                                 Portfolio of Investments

                                                                                                                 Value
Shares                                                                                                          (Note 1)
-------------                                                                                               -------------
COMMON STOCK (83.88%)

INDUSTRIALS (61.46%)

Aerospace/Defense (0.32%)
              2,862  Cordant Technologies, Inc.                                                             $      89,259
              1,918  Precision Castparts Corp.                                                                     56,581
                814  Sequa Corp. Class A*                                                                          40,090
              2,606  Universal Corp.                                                                               61,241
                                                                                                            -------------
                                                                                                                  247,171
                                                                                                            -------------

Auto Parts After Market (0.32%)
              1,719  Bandag, Inc.                                                                                  42,975
              2,398  SPX Corp.                                                                                    203,231
                                                                                                            -------------
                                                                                                                  246,206
                                                                                                            -------------

Auto Parts & Equipment (0.71%)
              2,024  Arvin Industries, Inc.                                                                        57,684
              2,081  Borg-Warner Automotive, Inc.                                                                  82,199
              5,517  Federal-Mogul Corp.                                                                          138,615
              5,228  Lear Company*                                                                                176,445
              5,416  Meritor Automotive, Inc.                                                                      91,733
                                                                                                            -------------
                                                                                                                  546,676
                                                                                                            -------------

Biotechnology (2.14%)
             11,542  Biogen, Inc.*                                                                                855,551
             14,008  Chiron Corp.*                                                                                400,104
              6,325  Genzyme Corp.*                                                                               241,931
              2,425  Gilead Sciences, Inc.                                                                        153,230
                                                                                                            -------------
                                                                                                                1,650,816
                                                                                                            -------------

Broadcast Media (1.64%)
              2,627  Chris-Craft Industries, Inc.*                                                                183,233
              3,601  Hispanic Broadcasting Corp.                                                                  291,630
              3,750  Sylvan Learning Systems                                                                       48,516
              6,530  Univision Communications, Inc.                                                               555,458
              4,140  Westwood One, Inc.                                                                           190,957
                                                                                                            -------------
                                                                                                                1,269,794
                                                                                                            -------------

Building Materials (0.67%)
              2,166  Granite Construction Co.                                                                      44,809
              3,652  Martin Marietta Materials, Inc.                                                              142,200
              3,019  Southdown, Inc.*                                                                             145,855
              3,780  USG Corp.                                                                                    187,346
                                                                                                            -------------
                                                                                                                  520,210
                                                                                                            -------------

Chemicals & Materials (2.00%)
              2,523  A. Schulman, Inc.                                                                             39,264
              3,685  Albemarle Corp.                                                                               65,409
              5,229  Cabot Corp.                                                                                   97,390
              9,825  CK Witco Corporation                                                                          92,109
              3,393  Cytec Industries, Inc.*                                                                       87,582
              1,825  Dexter Corp.                                                                                  63,989
              6,544  Ethyl Corp.                                                                                   26,994
              2,779  Ferro Corp.                                                                                   56,622
              2,418  Georgia Gulf Corp.                                                                            52,138
              1,096  H.B. Fuller Co.                                                                               60,006
              8,965  IMC Global, Inc.                                                                             114,304
              4,322  Lubrizol Corp.                                                                               110,751
              6,032  Lyondell Petrochemical Co.                                                                    73,138
              3,888  M.A. Hanna Co.                                                                                41,553
                439  NCH Corp.                                                                                     20,990
              3,669  Olin Corp.                                                                                    50,678
              8,682  RPM, Inc. (Ohio)                                                                             103,641
              9,511  Solutia, Inc.                                                                                163,470
              4,305  Waters Corporation                                                                           228,703
                                                                                                            -------------
                                                                                                                1,548,731
                                                                                                            -------------

Commercial Services (Specialized) (2.34%)
              2,675  Adtran, Inc.                                                                                  99,309
              2,269  Banta Corp.                                                                                   51,336
              8,279  Cintas Corp.                                                                                 498,810
              1,858  Comsat Corp.                                                                                  34,721
             11,957  Convergys Corp.*                                                                             233,909
              9,651  Fiserv, Inc.*                                                                                308,832
              5,680  Harte-Hanks, Inc.                                                                            112,535
              2,013  Jacobs Engineering Group Inc.*                                                                71,461
              8,767  Modis Professional Services*                                                                  98,081
              2,880  Navigant Consulting                                                                           82,260
              1,925  NCO Group, Inc.                                                                               81,572
              3,851  Ogden Corp.                                                                                   34,900
              6,373  Olsten Corp.                                                                                  64,128
              2,394  Rollins, Inc.                                                                                 37,556
                                                                                                            -------------
                                                                                                                1,809,410
                                                                                                            -------------

Computer Software & Services (8.67%)
              6,510  Acxiom Corp                                                                                  107,415
              3,840  Affiliated Computer Services                                                                 145,920
             17,393  Cadence Design Systems, Inc.*                                                                264,156
              4,592  Cambridge Technology Partners*                                                                50,799
              6,688  Citrix Systems*                                                                              428,868
             11,926  Comdisco, Inc.                                                                               240,756
             15,037  Concord EFS, Inc.*                                                                           406,939
              4,575  DST Systems, Inc.                                                                            291,370
              4,797  Electronic Arts*                                                                             387,658
              7,982  Gartner Group, Inc. Class B                                                                   74,831
             14,102  Informix Corp.*                                                                              107,528
             14,070  Intuit, Inc.*                                                                                409,789
              5,520  Keane, Inc.*                                                                                 129,720
              5,900  Lagato Systems*                                                                              317,125
              2,738  Micro Warehouse, Inc.*                                                                        33,198
             10,196  Network Associates*                                                                          186,714
              2,828  Policy Management Systems Corp.*                                                              54,262
              6,704  Rational Soft*                                                                               286,596
              6,958  Siebel Systems*                                                                              764,075
              7,527  Sterling Commerce*                                                                           176,414
              6,521  Sterling Software, Inc.*                                                                     143,054
              2,852  Structural Dynamics Research Corp.*                                                           28,164
              8,832  SunGard Data Systems*                                                                        215,832
              3,260  Sykes Enterprises, Inc.                                                                      100,652
              4,364  Symantec Corp.*                                                                              208,381
              5,505  Synopsys, Inc.*                                                                              343,030
              2,360  Transaction Systems Architects                                                                72,570
              6,700  Veritas Software Corp.                                                                       722,762
                                                                                                            -------------
                                                                                                                6,698,578
                                                                                                            -------------

Computer Hardware (1.88%)
              6,450  Jabil Circuit, Inc.                                                                          337,013
              5,152  Mentor Graphics Corp.*                                                                        41,538
              3,976  Microchip Technology, Inc.*                                                                  264,901
             13,200  Quantum Corp. - Dlt & Storage                                                                203,775
              4,475  Sanmina Corp.                                                                                403,030
              7,858  Storage Technology Corp.*                                                                    123,763
              4,005  Tech Data Corp.*                                                                              75,344
                                                                                                            -------------
                                                                                                                1,449,364
                                                                                                            -------------

Consumer Products (0.46%)
              3,650  Blyth Industries, Inc.                                                                        91,478
              3,024  Church and Dwight, Inc.                                                                       78,813
              8,093  Dial Corp.                                                                                   189,174
                                                                                                            -------------
                                                                                                                  359,465
                                                                                                            -------------

Electrical Equipment (0.47%)
              6,489  Integrated Device Technology, Inc.*                                                          133,430
              4,728  SCI Systems, Inc.*                                                                           233,445
                                                                                                            -------------
                                                                                                                  366,875
                                                                                                            -------------

Electrical Components & Other Equipment (6.16%)
             15,258  Altera Corp.*                                                                                741,920
              7,497  Arrow Electronics, Inc.*                                                                     163,528
              7,807  Atmel Corp.*                                                                                 301,545
              2,755  Avnet, Inc.                                                                                  149,631
              4,753  Cirrus Logic*                                                                                 47,233
              5,156  Hubbell, Inc. Class B                                                                        142,757
             11,811  Linear Technology Corp.                                                                      826,032
              2,477  Magnatek*                                                                                     17,029
             10,454  Maxim Integrated Products, Inc.*                                                             825,213
             12,174  Molex, Inc.                                                                                  444,351
              5,906  Sensormatic Electronics Corp.                                                                 89,328
              6,910  Symbol Technologies, Inc.*                                                                   274,692
             13,196  Teradyne, Inc.                                                                               508,046
              3,527  UCAR International, Inc.                                                                      68,997
              6,632  Vishay Intertechnology, Inc.                                                                 162,082
                                                                                                            -------------
                                                                                                                4,762,384
                                                                                                            -------------

Electronic (Semiconductors) (2.69%)
              6,742  Cypress Semiconductor Corp.*                                                                 172,342
              2,970  Novellus Systems, Inc.                                                                       230,175
              2,720  Qlogic Corp.                                                                                 283,220
             10,920  Vitesse Semiconductor Corp.                                                                  500,955
             11,335  Xilinx, Inc.                                                                                 891,214
                                                                                                            -------------
                                                                                                                2,077,906
                                                                                                            -------------

Food & Beverages (2.74%)
              3,213  Bob Evans Farms, Inc.                                                                         44,179
              3,160  Dean Foods Corp.                                                                             146,150
              4,645  Dole Food Co.                                                                                 83,320
              2,141  Dreyer's Grand Ice Cream, Inc.                                                                36,531
              7,826  Flowers Industries, Inc.                                                                     132,064
              3,315  Hannaford Brothers Co.                                                                       232,257
              5,763  Hormel Foods Corp.                                                                           248,529
              7,279  IBP, Inc.                                                                                    174,241
              1,469  International Multifoods Corp.                                                                31,033
              5,644  Interstate Bakeries                                                                          114,291
              2,283  J.M. Smucker Co. Class A                                                                      45,375
              2,351  Lance, Inc.                                                                                   28,359
              5,685  McCormick & Co., Inc.                                                                        178,367
              2,746  Suiza Foods*                                                                                  99,028
             18,089  Tyson Foods                                                                                  275,857
              7,566  U.S. Foodserv                                                                                145,173
              3,995  Universal Foods                                                                               76,404
              3,567  Vlasic Foods Intl.                                                                            27,421
                                                                                                            -------------
                                                                                                                2,118,579
                                                                                                            -------------

Health Care Services (1.35%)
              4,060  Apria Healthcare*                                                                             64,199
              8,028  Beverly Enterprises*                                                                          31,610
              4,769  First Health Group, Inc.                                                                     110,879
              9,581  Foundation Health Systems-Class A                                                             63,474
             19,749  Health Management
                     Associates Class A*                                                                          175,296
              4,564  Lincare Holdings, Inc.*                                                                      128,363
              7,019  Omnicare, Inc.                                                                                64,926
              6,303  Oxford Health Plan*                                                                           74,454
              3,577  Pacificare Health System                                                                     141,068
              5,667  Quorum Health Group, Inc.*                                                                    45,336
              6,347  Total Renal                                                                                   46,412
              3,317  Trigon Health                                                                                 94,120
                                                                                                            -------------
                                                                                                                1,040,137
                                                                                                            -------------

Health Care Products (Distribution)(0.33%)
              8,566  Bergen Brunswig Corp. Class A                                                                 61,033
              8,096  Sybron Corp.*                                                                                192,786
                                                                                                            -------------
                                                                                                                  253,819
                                                                                                            -------------

Hotel/Motel (0.66%)
             21,200  Park Place Entertainment*                                                                    278,250
              6,708  Promus Hotel Corp.*                                                                          229,749
                                                                                                            -------------
                                                                                                                  507,999
                                                                                                            -------------

Iron & Steel (0.06%)
                874  Cleveland-Cliffs Iron Co.                                                                     26,111
              2,021  Oregon Steel Mills, Inc.                                                                      17,052
                                                                                                            -------------
                                                                                                                   43,163
                                                                                                            -------------

Leisure Time (Products) (1.22%)
              5,889  Callaway Golf Co.                                                                             79,133
             11,981  Harley-Davidson, Inc.                                                                        710,623
              8,432  International Game Technology                                                                157,046
                                                                                                            -------------
                                                                                                                  946,802
                                                                                                            -------------

Leisure Time (Services) (0.63%)
              7,420  Mandalay Resort Group                                                                        138,197
              5,345  Premier Parks, Inc.                                                                          154,671
              7,795  Viad Corp.                                                                                   191,465
                                                                                                            -------------
                                                                                                                  484,333
                                                                                                            -------------

Manufacturing (Diversified Industries) (1.42%)
              5,513  American Standard Cos., Inc.*                                                                210,528
              2,513  Ametek, Inc.                                                                                  49,632
              4,518  Burlington Industries*                                                                        16,660
              2,366  Carlisle Co., Inc.                                                                            78,670
              3,926  Everest Reinsurance Holdings                                                                 101,094
              4,066  Furniture Brands Intl.                                                                        78,779
              3,485  Harsco Corp.                                                                                 102,590
              3,011  Pentair, Inc.                                                                                113,289
              4,838  Premark International, Inc.                                                                  264,881
              1,646  Tecumseh Products Co. Class A                                                                 78,905
                                                                                                            -------------
                                                                                                                1,095,028
                                                                                                            -------------

Manufacturing (Specialized Industries) (2.14%)
              4,668  AGCO Corp.                                                                                    50,181
              2,328  Albany International Corp.                                                                    35,356
             15,011  American Power Conversion Corp.*                                                             336,792
              4,116  Dentsply International                                                                        95,440
              5,449  Diebold, Inc.                                                                                143,036
              3,719  Donaldson Co., Inc.                                                                           86,467
              3,553  Federal Signal Corp.                                                                          66,841
              3,012  Flowserve Corp.                                                                               50,828
              3,187  Imation Corp.                                                                                 97,801
              2,522  Kaydon Corp.                                                                                  62,577
              2,344  Kennametal, Inc.                                                                              67,390
              2,314  Modine Manufacturing Co.                                                                      57,561
              1,313  Nordson Corp.                                                                                 58,182
              5,344  Steris Corp.*                                                                                 71,142
              2,194  Stewart & Stevenson Services, Inc.                                                            29,070
              2,933  Teleflex, Inc.                                                                                99,905
              3,384  Trinity Industries                                                                           100,886
              4,676  Warnaco Group - Cl                                                                            66,633
              3,141  York International Corp.                                                                      74,010
                                                                                                            -------------
                                                                                                                1,650,098
                                                                                                            -------------

Medical Products & Supplies (1.72%)
              2,152  Acuson Corp.*                                                                                 22,327
              5,569  Airgas Inc.*                                                                                  52,906
              2,227  Beckman Coulter, Inc.*                                                                       102,442
              5,234  Hillenbrand Industries, Inc.                                                                 173,376
              2,225  Minimed, Inc.                                                                                168,683
              5,548  PSS World Medical*                                                                            42,997
              7,561  Stryker Corp.                                                                                466,892
              4,760  VISX Incorporated                                                                            297,797
                                                                                                            -------------
                                                                                                                1,327,420
                                                                                                            -------------

Metals (Specialty) (0.09%)
              1,719  Carpenter Technology Corp.                                                                    41,901
                549  Maxxam, Inc.*                                                                                 24,911
                                                                                                            -------------
                                                                                                                   66,812
                                                                                                            -------------

Miscellaneous (3.00%)
              4,478  A.C. Nielson                                                                                  98,516
              6,326  American Water Works Co., Inc.                                                               184,640
              6,131  Apollo Group, Inc. Class A*                                                                  161,322
             11,323  Clayton Homes, Inc.                                                                          114,645
              5,330  Devry, Inc.                                                                                  112,263
              3,156  Gtech Holdings Corp.*                                                                         63,515
              2,885  Kelly Services, Inc. Class A                                                                  84,567
              3,278  Lancaster Colony Corp.                                                                       114,525
              3,562  Litton Industries, Inc.*                                                                     167,191
              6,209  Manpower, Inc.                                                                               218,091
              4,191  Mark IV Industries, Inc.                                                                      80,677
              1,726  Minerals Technologies, Inc.                                                                   74,434
              4,100  Mohawk Industries, Inc.*                                                                      94,044
              8,450  R.J. Reynolds Tobacco Holdings                                                               183,259
              7,174  Robert Half International, Inc.*                                                             194,146
              3,658  Ruddick Corp.                                                                                 62,415
              4,461  Sotheby's Holdings Class A                                                                   127,975
              8,619  Stewart Enterprises, Inc. Class A                                                             40,940
             10,885  Whitman Corp.                                                                                141,505
                                                                                                            -------------
                                                                                                                2,318,670
                                                                                                            -------------

Office Equipment & Supplies (0.67%)
              6,663  Herman Miller, Inc.                                                                          144,504
              4,841  Hon Industries, Inc.                                                                          95,005
              9,799  Officemax, Inc.*                                                                              49,607
              6,068  Reynolds & Reynolds Class A                                                                  110,362
              2,153  The Standard Register Co.                                                                     47,097
              3,271  Wallace Computer Services                                                                     72,371
                                                                                                            -------------
                                                                                                                  518,946
                                                                                                            -------------

Oil & Gas Drilling (2.73%)
              5,544  BJ Services Co.*                                                                             190,229
              5,390  Devon Energy Corporation                                                                     209,536
             10,750  ENSCO International, Inc.*                                                                   208,281
             13,592  Global Marine, Inc.*                                                                         206,428
              9,052  Nabors Industries, Inc.*                                                                     205,367
             10,279  Noble Drilling Corp.*                                                                        228,065
             12,990  Ocean Energy*                                                                                119,346
              3,774  Smith International, Inc.*                                                                   130,439
              4,356  Tidewater, Inc.                                                                              130,680
              7,884  Transocean Offshore                                                                          214,346
              7,985  Weatherford, Inc.                                                                            270,492
                                                                                                            -------------
                                                                                                                2,113,209
                                                                                                            -------------

Oil & Gas (1.37%)
              1,980  Hanover Compressor Co.                                                                        73,260
              5,379  Kinder Morgan, Inc.                                                                          108,252
              3,526  Murphy Oil Corp.                                                                             197,676
              4,467  Noble Affiliates, Inc.                                                                       113,071
              6,084  Pennzoil-Quaker State Co.                                                                     71,867
              7,858  Pioneer Natural Resources                                                                     73,669
             13,350  Santa Fe Snyder Corp.                                                                        115,144
              6,869  Ultramar Diamond Shamrock                                                                    168,291
              4,396  Valero Energy                                                                                 80,776
              5,068  Varco International                                                                           53,531
                                                                                                            -------------
                                                                                                                1,055,537
                                                                                                            -------------

Paper/Forest Products/Containers (1.41%)
              4,233  Bowater, Inc.                                                                                222,233
              1,682  Chesapeake Corp. of Virginia                                                                  50,460
              7,092  Consolidated Papers                                                                          222,068
              4,052  Longview Fiber Co.                                                                            46,091
              3,297  P.H. Glatfelter Co.                                                                           48,219
              2,184  Rayonier Inc.                                                                                 89,544
              7,967  Sonoco Products                                                                              191,208
              6,847  Timber Co.                                                                                   163,472
              4,265  Wausau-Mosinee Paper Corp.                                                                    53,846
                                                                                                            -------------
                                                                                                                1,087,141
                                                                                                            -------------

Pharmaceuticals (2.38%)
              3,527  Carter-Wallace, Inc.                                                                          63,706
              4,580  Covance, Inc.                                                                                 44,369
              6,483  Forest Laboratories, Inc.*                                                                   297,408
              5,999  ICN Pharmaceuticals, Inc.                                                                    137,977
              9,176  IVAX Corp.                                                                                   161,154
              4,230  MedImmune, Inc.*                                                                             473,760
              2,565  Millennium Pharmaceuticals                                                                   179,871
             10,114  Mylan Laboratories, Inc.                                                                     181,420
              6,103  Quintiles Transnational Corp.*                                                               113,287
              2,232  Sepracor, Inc.*                                                                              185,674
                                                                                                            -------------
                                                                                                                1,838,626
                                                                                                            -------------

Publishing (Newspapers) (1.39%)
              9,454  A. H. Belo Corp. Class A                                                                     192,625
              3,475  Lee Enterprises, Inc.                                                                        102,512
              2,099  Media General, Inc. Class A                                                                  114,658
              7,550  Reader's Digest Assn.                                                                        243,488
                790  Washington Post                                                                              420,329
                                                                                                            -------------
                                                                                                                1,073,612
                                                                                                            -------------

Publishing (Books) (0.21%)
              2,361  Houghton Mifflin Co.                                                                         100,047
              1,287  Scholastic Corp.*                                                                             59,846
                                                                                                            -------------
                                                                                                                  159,893
                                                                                                            -------------

Restaurants (1.09%)
              5,170  Brinker International, Inc.*                                                                 120,526
              3,528  Buffets, Inc.*                                                                                32,854
              4,795  CBRL Group                                                                                    64,133
              3,065  Lone Star Steakhouse & Saloon*                                                                24,520
              5,773  Outback Steakhouse*                                                                          132,779
              2,316  Papa John's Pizza*                                                                            86,560
             14,121  Starbucks Corp.*                                                                             383,915
                                                                                                            -------------
                                                                                                                  845,287
                                                                                                            -------------

Retail Stores (Specialty) (1.61%)
              5,381  Barnes & Noble, Inc.*                                                                        111,992
              6,044  Borders Group, Inc.*                                                                          78,572
              3,991  Claire's Stores, Inc.                                                                         70,341
              7,172  CompUSA, Inc.*                                                                                40,791
              4,687  Heilig-Meyers Co.                                                                             20,506
              2,371  Lands' End, Inc.*                                                                            182,419
              2,636  Payless Shoesource, Inc.                                                                     120,762
              5,744  Perrigo Co.*                                                                                  43,439
             11,238  Saks Holding*                                                                                193,153
              2,146  Superior Industries
                     International, Inc.                                                                           57,271
              5,426  Tiffany & Co.                                                                                322,847
                                                                                                            -------------
                                                                                                                1,242,093
                                                                                                            -------------

Retail Stores (Specialty-Apparel) (0.48%)
              8,060  Abercrombie & Fitch Co. -Cl. A*                                                              219,635
              7,226  Ross Stores, Inc.                                                                            149,036
                                                                                                            -------------
                                                                                                                  368,671
                                                                                                            -------------

Retail Stores (General Merchandise) (1.29%)
              5,801  BJ's Wholesale Club                                                                          178,743
              4,638  Dollar Tree Stores                                                                           202,043
             13,511  Family Dollar Stores, Inc.                                                                   278,664
              2,975  Fastenal Co.                                                                                 107,844
              4,350  Williams-Sonoma, Inc.                                                                        233,813
                                                                                                            -------------
                                                                                                                1,001,107
                                                                                                            -------------

Steel (0.16%)
              4,628  AK Steel Holding Corp.                                                                        80,122
              1,952  Ryerson Tull, Inc.                                                                            40,016
                                                                                                            -------------
                                                                                                                  120,138
                                                                                                            -------------

Textile Specialty (0.84%)
              9,557  Jones Apparel Group, Inc.*                                                                   302,240
             11,033  Shaw Industries, Inc.                                                                        170,322
              4,722  Unifi, Inc.                                                                                   56,664
              2,454  Wellman, Inc.                                                                                 36,963
              4,435  Westpoint Stevens                                                                             83,988
                                                                                                            -------------
                                                                                                                  650,177
                                                                                                            -------------
Total Industrial                                                                                               47,480,883
                                                                                                            -------------

TRANSPORTATION (1.36%)
Airfreight (0.19%)
              3,786  Airborne Freight Corp.                                                                        81,399
              3,212  Pittston Services Group                                                                       61,630
                                                                                                            -------------
                                                                                                                  143,029
                                                                                                            -------------

Airlines (0.33%)
              2,056  Alaska Air Group, Inc.*                                                                       81,726
              7,677  Comair Holdings, Inc.                                                                        177,171
                                                                                                            -------------
                                                                                                                  258,897
                                                                                                            -------------

Railroads (0.24%)
              3,862  GATX Corp.                                                                                   128,170
              4,009  Wisconsin Central
                     Transportation Corp.                                                                          55,625
                                                                                                            -------------
                                                                                                                  183,795
                                                                                                            -------------

Shipping (0.27%)
              3,506  Alexander & Baldwin, Inc.                                                                     84,144
              2,767  Newport News Shipbuilding                                                                     84,048
              2,885  Overseas Shipholding Group, Inc.                                                              37,144
                                                                                                            -------------
                                                                                                                  205,336
                                                                                                            -------------

Truckers (0.33%)
              1,970  Arnold Industries, Inc.                                                                       19,762
              3,748  CNF Transportation, Inc.                                                                     123,918
              2,792  J.B. Hunt Transportation Services, Inc.                                                       35,947
              4,360  Swift Transportation, Co.                                                                     76,027
                                                                                                            -------------
                                                                                                                  255,654
                                                                                                            -------------
Total Transportation                                                                                            1,046,711
                                                                                                            -------------

UTILITIES (9.04%)
Electric Utilities (6.79%)
              9,600  Allegheny Energy, Inc.                                                                       305,400
              6,049  Alliant Energy Corp.                                                                         164,457
              1,691  Black Hills Corp.                                                                             38,048
              3,850  Calpine Corporation                                                                          221,856
              1,763  Cleco Corp.                                                                                   58,399
              2,544  CMP Group, Inc.                                                                               67,734
              8,420  Conectiv, Inc.                                                                               164,190
             12,626  DPL, Inc.                                                                                    255,676
              5,730  DQE, Inc                                                                                     228,842
              9,904  Energy East Corp.                                                                            248,838
              2,515  Hawaiian Electric Industries, Inc.                                                            84,881
              2,949  Idacorp, Inc.                                                                                 89,023
              5,623  Illinova Corp.                                                                               178,882
              6,968  Ipalco Enterprises, Inc.                                                                     142,409
              4,853  Kansas City Power & Light Co.                                                                118,898
             10,168  LG&E Energy Corp.                                                                            223,696
              4,669  Midamerican Energy Hldgs.                                                                    156,995
              5,677  Minnesota Power & Light Co.                                                                  105,025
              8,630  Montana Power Co.                                                                            245,416
              4,692  New England Electric System                                                                  244,277
             10,057  NiSource, Inc.                                                                               206,168
             10,235  Northeast Utilities                                                                          213,016
              6,333  OGE Energy Corp.                                                                             143,680
              9,293  Potomac Electric Power Co.                                                                   254,977
              3,275  Public Service Co. of New Mexico*                                                             58,541
              6,630  Puget Sound Power & Light Co.                                                                146,689
              8,121  SCANA Corp.                                                                                  202,010
              4,020  Sierra Pacific Resources                                                                      90,450
             10,343  TECO Energy, Inc.                                                                            228,192
              7,073  Utilicorp United                                                                             152,954
              9,039  Wisconsin Energy Corp.                                                                       202,248
                                                                                                            -------------
                                                                                                                5,241,867
                                                                                                            -------------

Gas Utilities (1.25%)
              4,510  AGL Resources, Inc.                                                                           78,643
              2,344  Indiana Energy, Inc.                                                                          47,319
             11,502  Keyspan Energy Corp.                                                                         323,494
              6,212  MCN Corp.                                                                                    151,806
              3,027  National Fuel & Gas Co.                                                                      147,945
              6,468  Questar Corp.                                                                                116,424
              3,626  Washington Gas & Light                                                                        98,582
                                                                                                            -------------
                                                                                                                  964,213
                                                                                                            -------------

Telephone Companies (Local) (1.00%)
             10,696  Cincinnati Bell, Inc.                                                                        222,611
              4,796  Telephone & Data Systems, Inc.                                                               552,739
                                                                                                            -------------
                                                                                                                  775,350
                                                                                                            -------------
Total Utilities                                                                                                 6,981,430
                                                                                                            -------------

FINANCIAL (12.02%)
Banks (7.75%)
              4,963  Associated Banc-Corp.                                                                        190,920
              4,287  Astoria Financial Corp.                                                                      154,332
              3,180  CCB Financial Corp.                                                                          146,280
             16,306  Charter One Financial                                                                        400,527
              3,598  City National Corp.                                                                          139,422
              8,275  Compass Bancshares, Inc.                                                                     220,839
              8,956  Dime Bancorp, Inc.*                                                                          160,089
             14,795  First Security Corp.                                                                         379,122
             10,054  First Tennessee National Corp.                                                               341,836
              3,927  First Virginia Banks, Inc.                                                                   188,005
              6,450  Firstmerit Corporation                                                                       170,522
              7,419  Green Point Financial Corp.                                                                  211,441
             12,260  Hibernia Corp. Class A                                                                       173,939
              4,033  Keystone Financial, Inc.                                                                     101,077
              8,316  Marshall & Ilsley Corp.                                                                      558,212
              5,598  Mercantile Bankshares Corp.                                                                  201,528
              8,100  National Commerce Bancorp                                                                    202,500
              7,689  NCR Corporation                                                                              254,698
             11,189  North Fork Bancorporation, Inc.                                                              231,472
              8,665  Old Kent Financial Corp.                                                                     353,099
              6,298  Pacific Century Financial Corp.                                                              143,673
              3,363  Provident Financial Group                                                                    144,399
             12,498  Sovereign Bancorp, Inc.                                                                      110,139
              6,813  TCF Financial Corp.                                                                          200,983
              3,050  Westamerica Bancorporation                                                                   105,034
              2,623  Wilmington Trust Corp.                                                                       142,298
              6,131  Zion                                                                                         361,346
                                                                                                            -------------
                                                                                                                5,987,732
                                                                                                            -------------

Brokerage (0.92%)
              7,434  A.G. Edwards & Sons, Inc.                                                                    223,485
             18,034  E Trade Group*                                                                               429,435
              2,300  Investment Technology Group                                                                   60,663
                                                                                                            -------------
                                                                                                                  713,583
                                                                                                            -------------

Financial Miscellaneous (1.02%)
              4,846  Finova Group, Inc.                                                                           213,527
              4,365  Legg Mason, Inc.                                                                             158,777
              5,648  Nova Corp.*                                                                                  146,848
              3,568  The PMI Group, Inc.                                                                          185,090
              2,850  Webster Financial Corp.                                                                       81,581
                                                                                                            -------------
                                                                                                                  785,823
                                                                                                            -------------

Insurance (2.33%)
              4,430  Allmerica Financial Corporation                                                              253,341
              5,465  AMBAC, Inc.                                                                                  326,534
              4,788  American Financial Group, Inc.                                                               141,844
              3,335  Horace Mann Educators Corp.                                                                   94,005
              2,303  HSB Group, Inc.                                                                               88,090
              4,285  Ohio Casualty Corp.                                                                           71,506
             10,691  Old Republic International Corp.                                                             146,333
              5,052  Protective Life Corp.                                                                        182,819
              7,146  Reliastar Financial Corp.                                                                    306,831
              5,100  Unitrin, Inc.                                                                                190,931
                                                                                                            -------------
                                                                                                                1,802,234
                                                                                                            -------------
Total Financial                                                                                                 9,289,372
                                                                                                            -------------
Total Common Stock
                     (cost $62,653,039)                                                                        64,798,396
                                                                                                            -------------


Principal
  Amount
------
SHORT-TERM INVESTMENTS (17.14%)
Repurchase Agreement, (9.38%)(b)
        $ 7,247,000  First Boston
                     5.10%; 11/1/99 (cost $7,247,000;
                     maturity value $7,250,080)                                                                 7,247,000
                                                                                                            -------------
United States Treasury Bill (7.76%)(c)
          6,000,000  4.74%; 11/12/99 (cost $5,991,402)                                                          5,991,402
                                                                                                            -------------
Total Short-term Investments
                     (cost $13,238,402)                                                                        13,238,402
                                                                                                            -------------
Total Investments (cost $75,891,441)
                     (101.02%)(a)                                                                              78,036,798
Liabilities Less Other Assets (-1.02%)                                                                           (785,804)
                                                                                                            -------------
Net Assets (100.00%)                                                                                        $  77,250,994
                                                                                                            =============

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $75,891,441. At October 31, 1999 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                                                                           $  11,147,056
    Gross unrealized depreciation                                                                              (9,001,699)
                                                                                                            -------------
    Net unrealized appreciation                                                                             $   2,145,357
                                                                                                            =============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $7,392,046 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily.
    If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At October 31, 1999, the market value of $5,991,402 of the U.S. Treasury Bills was pledged to cover margin requirements for futures contracts.

Futures contracts at October 31, 1999:
    (Contracts-$500 times premium/delivery
    month/commitment)
                                                                                                              Unrealized
                                                                                                             Appreciation
                                                                                                            -------------
    S&P 400 MidCap Stock Index:
    330/Dec/Sell                                                                                            $   1,130,250
                                                                                                            =============

See accompanying notes to financial statements






[RIGHTIME LOGO]
RIGHTIME                                                                                                         Statement of
FAMILY OF FUNDS                                                                                        Assets and Liabilities
                                                                                                             October 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 The Rightime
                                                                                 The Rightime          Social    The Rightime
                                                                 The Rightime       Blue Chip       Awareness          MidCap
                                                                         Fund            Fund            Fund            Fund
                                                                 ------------    ------------    ------------    ------------
ASSETS
Investments in securities, at market value
(Identified cost $112,549,241; $183,545,688;
$15,975,686 and $75,891,441, respectively)
(Note 1)                                                         $113,236,364    $293,218,909     $15,975,686    $ 78,036,798
Cash                                                                      482             140             708           6,439
Receivables:
Dividends and interest                                                161,893         233,091             842          52,018
Fund shares sold                                                       20,086         150,202           1,488          67,947
Investment securities sold                                                 --          10,480              --       1,388,350
Prepaid expenses and other assets                                      38,106          65,026           3,163          18,003
                                                                 ------------    ------------      ----------    ------------
Total assets                                                      113,456,931     293,677,848      15,981,887      79,569,555
                                                                 ------------    ------------      ----------    ------------
LIABILITIES
Payables:
Variation margin                                                      529,625       4,047,000              --       1,493,250
Fund shares repurchased                                               252,246         106,309          55,394          29,125
Securities purchased                                                       --         419,108              --         772,088
Accrued expenses                                                       42,236         101,906              --          23,417
Other liabilities                                                       2,454           4,127             114             681
                                                                 ------------    ------------      ----------    ------------
Total liabilities                                                     826,561       4,678,450          55,508       2,318,561
                                                                 ------------    ------------      ----------    ------------
NET ASSETS
(applicable to 3,315,758; 7,165,764; 490,114 and
2,259,664 outstanding shares, respectively)
(Note 4)                                                         $112,630,370    $288,999,398    $ 15,926,379    $ 77,250,994
                                                                 ============    ============    ============    ============
Net asset value and redemption price per share                         $33.97          $40.33          $32.50          $34.19
                                                                       ======          ======          ======          ======
Maximum offering price per share                                       $33.97          $42.34 (1)      $34.12 (1)      $35.90 (1)
                                                                       ======          ======          ======          ======
NET ASSETS
At October 31, 1999 net assets consisted of:
Paid-in capital                                                  $ 98,000,829    $179,001,530     $14,434,727    $ 61,553,594
Undistributed net investment income                                 1,057,813              --         116,802              --
Undistributed net realized gain on investments                     12,843,105       2,442,735       1,374,850      12,421,793
Net unrealized appreciation of investments                            687,123     109,673,221              --       2,145,357
Net unrealized appreciation (depreciation) of
futures contracts                                                      41,500      (2,118,088)             --       1,130,250
                                                                 ------------    ------------     -----------    ------------
                                                                 $112,630,370    $288,999,398     $15,926,379    $ 77,250,994
                                                                 ============    ============    ============    ============

(1) Net asset value, plus 4.99% of net asset value or 4.75% of offering price.

See accompanying notes to financial statements





[RIGHTIME LOGO]
RIGHTIME                                                                                              Statement of Operations
FAMILY OF FUNDS                                                                           For the Year Ended October 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 The Rightime
                                                                                 The Rightime          Social    The Rightime
                                                                 The Rightime       Blue Chip       Awareness          MidCap
                                                                         Fund            Fund            Fund            Fund
                                                                 ------------    ------------      ----------    ------------
INVESTMENT INCOME
Income
Dividends                                                        $    875,530    $  3,573,239    $    106,327    $    777,827
Interest                                                            3,116,196       1,560,325         366,295         494,529
                                                                 ------------    ------------    ------------    ------------
Total income                                                        3,991,726       5,133,564         472,622       1,272,356
                                                                 ------------    ------------    ------------    ------------
EXPENSES
Administrative services (Note 2)                                    1,114,366       2,527,452         137,084         645,792
Investment advisory fees (Note 2)                                     586,508       1,486,737          80,638         379,878
Distribution costs -- 12b-1 (Notes 2 and 3)                           586,508         743,368          40,319         189,939
Distribution costs -- service charge
(Notes 2 and 3)                                                       293,254         743,368          40,319         189,939
Transfer agent fees (Note 2)                                          163,679         342,128          15,308         105,225
Accounting services (Note 2)                                           50,538          73,975          15,660          44,708
Legal and audit fees                                                   41,072          75,587           7,721          26,989
Custody fees                                                           21,271          36,504           5,462          14,342
Reports to shareholders                                                19,516          46,402           2,114          12,837
Registration fees                                                      12,665          13,011           8,758          12,640
Directors fees                                                         11,820          27,608           1,272           7,643
Insurance                                                              11,001          26,175           1,220           7,522
Miscellaneous                                                          29,907          74,280              --           3,392
                                                                 ------------    ------------    ------------    ------------
Total expenses                                                      2,942,105       6,216,595         355,875       1,640,846
                                                                 ------------    ------------    ------------    ------------
Net investment income (loss)                                        1,049,621      (1,083,031)        116,747        (368,490)
                                                                 ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions                        5,111,253      28,247,104       1,370,087      17,284,948
Capital gain distribution from
regulated investment companies                                      5,135,574              --              --              --
Net realized gain (loss) on futures contracts                       3,965,709     (24,684,417)             --      (3,950,914)
Increase (decrease) in unrealized appreciation of
investments                                                        (2,278,785)     26,358,312        (352,170)     (2,532,166)
Increase (decrease) in unrealized appreciation of
futures contracts                                                  (1,338,575)     (3,256,238)             --         578,507
                                                                 ------------    ------------    ------------    ------------
Net gain on investments                                            10,595,176      26,664,761       1,017,917      11,380,375
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets
resulting from operations                                        $ 11,644,797    $ 25,581,730    $  1,134,664    $ 11,011,885
                                                                 ============    ============    ============    ============

See accompanying notes to financial statements





[RIGHTIME LOGO]
RIGHTIME                                                                                                           Statement of
FAMILY OF FUNDS                                                                                           Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------------
                                                                The Rightime Fund                 The Rightime Blue Chip Fund
                                                       ----------------------------------    ----------------------------------
                                                        For Year Ended    For Year Ended      For Year Ended    For Year Ended
                                                       October 31, 1999  October 31, 1998    October 31, 1999  October 31, 1998
                                                       ----------------  ----------------    ----------------  ----------------
OPERATIONS
Net investment income (loss)                             $  1,049,621      $  1,254,451         $ (1,083,031)      $   (664,220)
Net realized gain from security transactions                5,111,253        17,891,366           28,247,104         30,148,296
Capital gain distributions
from regulated investment companies                         5,135,574         5,710,686                   --                 --
Net realized gain (loss) on futures contracts               3,965,709         5,425,895          (24,684,417)        16,903,481
Net increase (decrease) in unrealized appreciation
of investments                                             (2,278,785)      (12,107,474)          26,358,312         15,026,031
Net increase (decrease) in unrealized appreciation
of futures contracts                                       (1,338,575)        1,876,325           (3,256,238)         1,573,750
                                                         ------------      ------------         ------------       ------------
Net increase in net assets resulting  from operations      11,644,797        20,051,249           25,581,730         62,987,338

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains
on investments                                            (14,057,122)               --          (30,507,902)                --
Distributions from net investment income                   (1,245,762)       (1,587,062)                  --           (132,463)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets resulting from
capital share transactions (Note 4)                         5,689,734       (33,867,271)          22,509,787        (45,826,046)
                                                         ------------      ------------         ------------       ------------
Total increase (decrease)                                   2,031,647       (15,403,084)          17,583,615         17,028,829

NET ASSETS
Beginning of year                                         110,598,723       126,001,807          271,415,783        254,386,954
                                                         ------------      ------------         ------------       ------------
End of year *                                            $112,630,370      $110,598,723         $288,999,398       $271,415,783
                                                         ============      ============         ============       ============
* Including undistributed
  net investment income of:                              $  1,057,813      $  1,253,954         $         --       $         --
                                                         ============      ============         ============       ============


                                                       The Rightime Social Awareness Fund          The Rightime MidCap Fund
-------------------------------------------------------------------------------------------------------------------------------
                                                        For Year Ended    For Year Ended      For Year Ended    For Year Ended
                                                       October 31, 1999  October 31, 1998    October 31, 1999  October 31, 1998
                                                       ----------------  ----------------    ----------------  ----------------
OPERATIONS
Net investment income (loss)                             $    116,747      $    105,660         $   (368,490)      $   (311,478)
Net realized gain from security transactions                1,370,087         2,481,462           17,284,948            664,389
Net realized gain (loss) on futures contracts                      --            90,134           (3,950,914)        11,484,174
Net increase (decrease) in unrealized appreciation
of investments                                               (352,170)          381,479           (2,532,166)         2,427,100
Net increase in unrealized appreciation
of futures contracts                                               --             9,925              578,507            646,993
                                                         ------------      ------------         ------------       ------------
Net increase in net assets
resulting from operations                                   1,134,664         3,068,660           11,011,885         14,911,178

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains
on investments                                             (2,577,096)         (394,194)         (12,476,086)        (1,494,460)
Distributions from net investment income                     (105,288)          (57,366)                  --           (537,779)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets resulting from
capital share transactions (Note 4)                         3,584,760          (195,549)          11,222,621        (14,681,561)
                                                         ------------      ------------         ------------       ------------
Total increase (decrease)                                   2,037,040         2,421,551            9,758,420         (1,802,622)

NET ASSETS
Beginning of year                                          13,889,339        11,467,788           67,492,574         69,295,196
                                                         ------------      ------------         ------------       ------------
End of year *                                            $ 15,926,379      $ 13,889,339         $ 77,250,994       $ 67,492,574
                                                         ============      ============         ============       ============
* Including undistributed
  net investment income of:                              $    116,802      $    105,343         $         --       $         --
                                                         ============      ============         ============       ============

See accompanying notes to financial statements





[RIGHTIME LOGO]                                                                               Financial
RIGHTIME                                                                                     Highlights
FAMILY OF FUNDS                                           (For a Share Outstanding Throughout The Year)
--------------------------------------------------------------------------------------------------------
                                                                                    Net
                                                                               Realized
                                                    Net                             and
                                                  Asset             Net      Unrealized
                                                  Value      Investment            Gain           Total
                                              Beginning          Income       (Loss) on            From
                                                of Year           (Loss)    Investments      Operations
--------------------------------------------------------------------------------------------------------
The Rightime Fund
1999                                             $35.13           $0.33           $3.49           $3.82
1998                                              29.95            0.43            5.16            5.59
1997                                              32.09            0.43           (1.24)          (0.81)
1996                                              37.55            1.14            2.11            3.25
1995                                              35.50           (0.10)           7.21            7.11
--------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
1999                                             $40.98          $(0.15)          $4.13           $3.98
1998                                              32.27           (0.10)           8.83            8.73
1997                                              31.88            0.03            0.83            0.86
1996                                              32.84            0.40            3.52            3.92
1995                                              33.08            0.35            5.66            6.01
--------------------------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
1999                                             $35.96           $0.24           $3.19           $3.43
1998                                              29.31            0.27            7.55            7.82
1997                                              29.09            0.17            1.52            1.69
1996                                              32.37            0.41            3.88            4.29
1995                                              26.84            0.08            5.91            5.99
--------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
1999                                             $35.19          $(0.16)          $5.71           $5.55
1998                                              29.12           (0.16)           7.13            6.97
1997                                              29.02            0.27            1.33            1.60
1996                                              32.95            0.49            2.56            3.05
1995                                              28.44            0.26            5.25            5.51
--------------------------------------------------------------------------------------------------------

(1) Excludes sales charge


                                          Distributions   Distributions                             Net
                                                   from            from                           Asset
                                                    Net        Realized                           Value
                                             Investment         Capital           Total             End           Total
                                                 Income           Gains   Distributions         of Year       Return (1)
------------------------------------------------------------------------------------------------------------------------
The Rightime Fund
1999                                             $(0.41)         $(4.57)         $(4.98)         $33.97          10.61%
1998                                              (0.41)             --           (0.41)          35.13          18.86
1997                                              (0.42)          (0.91)          (1.33)          29.95          (2.77)
1996                                              (0.77)          (7.94)          (8.71)          32.09           8.96
1995                                              (0.30)          (4.76)          (5.06)          37.55          23.38
------------------------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
1999                                              $  --          $(4.63)         $(4.63)         $40.33           9.45%
1998                                              (0.02)             --           (0.02)          40.98          27.06
1997                                              (0.40)          (0.07)          (0.47)          32.27           2.63
1996                                              (0.28)          (4.60)          (4.88)          31.88          12.26
1995                                              (0.46)          (5.79)          (6.25)          32.84          22.31
------------------------------------------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
1999                                             $(0.27)         $(6.62)         $(6.89)         $32.50           8.39%
1998                                              (0.15)          (1.02)          (1.17)          35.96          27.37
1997                                              (0.43)          (1.04)          (1.47)          29.31           5.77
1996                                                 --           (7.57)          (7.57)          29.09          13.62
1995                                              (0.46)             --           (0.46)          32.37          22.70
------------------------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
1999                                              $  --          $(6.55)         $(6.55)         $34.19          16.40%
1998                                              (0.24)          (0.66)          (0.90)          35.19          24.53
1997                                              (0.54)          (0.96)          (1.50)          29.12           5.55
1996                                              (0.14)          (6.84)          (6.98)          29.02           9.65
1995                                              (0.45)          (0.55)          (1.00)          32.95          20.07
------------------------------------------------------------------------------------------------------------------------

(1) Excludes sales charge

See accompanying notes to financial statements


October 31, 1999
-------------------------------------------------------------------------------------------------------
                                                                         RATIOS
                                          -------------------------------------------------------------
                                                                                    Net
                                                                             Investment
                                             Net Assets         Expenses   Income (Loss)
                                                 At The       to Average     To Average       Portfolio
                                            End of Year       Net Assets     Net Assets        Turnover
-------------------------------------------------------------------------------------------------------
The Rightime Fund
1999                                       $112,630,370            2.51%           0.89%        106.40%
1998                                        110,598,723            2.53            1.12         117.73
1997                                        126,001,807            2.45            1.16          62.01
1996                                        166,490,280            2.45            3.11          15.40
1995                                        158,966,039            2.47           (0.27)          9.45
-------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
1999                                       $288,999,398            2.09%          (0.36)%        10.16%
1998                                        271,415,783            2.15           (0.25)          7.97
1997                                        254,386,954            2.09            0.05          39.27
1996                                        277,639,083            2.08            1.25           1.30
1995                                        249,619,271            2.17            1.13          17.52
-------------------------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
1999                                        $15,926,379            2.21%           0.72%        169.26%
1998                                         13,889,339            2.35            0.81         142.15
1997                                         11,467,788            2.35            0.55         107.98
1996                                          8,694,248            2.42            1.51          46.57
1995                                          7,378,063            2.75            0.32          36.49
-------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
1999                                        $77,250,994            2.16%          (0.48)%        50.75%
1998                                         67,492,574            2.25           (0.46)          0.00
1997                                         69,295,196            2.15            0.82         107.08
1996                                         80,303,960            2.19            1.72           3.59
1995                                         75,086,295            2.19            0.84          24.67

See accompanying notes to financial statements




                                                        October 31, 1999

[RIGHTIME LOGO]                            Notes to Financial Statements
Rightime
Family of Funds

NOTE 1 - SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES

The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund, and The Rightime MidCap Fund (the "Funds") are each a series of shares of common stock of The Rightime Fund Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The company was incorporated in the state of Maryland on November 15, 1984.

The investment objective of The Rightime Fund, The Rightime Blue Chip Fund and The Rightime Midcap Fund is to achieve high total return consistent with reasonable risk. The Rightime Fund seeks to achieve this objective by concentrating in shares of registered investment companies. The Rightime Blue Chip Fund seeks to achieve this objective by investing in securities of well known and established companies ("Blue Chips"). The Rightime Midcap Fund seeks to achieve this objective by investing in securities of companies with medium-size market capitalization ("MidCaps").

The investment objective of the Rightime Social Awareness Fund is to achieve growth of capital and its second objective is current income, consistent with reasonable risk. The Rightime Social Awareness Fund seeks to achieve its objective by investing in securities of companies with prospect for above average capital growth which, in the opinion of the fund's advisor, show evidence in the conduct of their business, relative to other companies in the same industry, of contributing to the enhancement of the quality of human life.

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION

The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are valued at the most recent bid price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers on the last business day of the fiscal period. Investments in money market funds are valued at cost which approximates market value. Short-term investments are valued at amortized cost which approximates market value.

FUTURES CONTRACTS

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Funds may purchase or sell stock index future contracts as a hedge against changes in market conditions. Risk include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged.

FEDERAL INCOME TAXES

No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

SECURITY TRANSACTIONS, INVESTMENT
INCOME AND OTHER

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, wash sales and futures transactions.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from the estimates.

NOTE 2 - INVESTMENT ADVISORY FEE AND
OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisor, Rightime Econometrics, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets. In the event the expenses of the Fund for any fiscal year (including the advisory and administrative fees, but excluding interest, taxes, brokerage commissions, distribution fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business) exceed the limits set by applicable regulation of state securities commissions, if any, the compensation due to the Advisor will be reduced by the amount of such excess.

The Funds' Administrator, Rightime Administrators, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for providing office facilities and certain administrative services.

The Funds' Distributor, Lincoln Investment Planning, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for costs incurred in connection with the sale of the Funds' capital stock (see Note 3).

A summary of annual fee rates applied to average daily net assets are as follows:

                      Advisory  Administration    Distribution
                           Fee             Fee           Costs
                --------------  --------------  --------------
The Rightime Fund         .50%            .95%            .75%
The Rightime
Blue Chip Fund            .50%            .85%            .50%
The Rightime
Social Awareness Fund     .50%            .85%            .50%
The Rightime
MidCap Fund               .50%            .85%            .50%

During the year ended period October 31, 1999, the Distributor received commissions as an underwriter and a retail dealer of Fund shares as follows:

The Rightime Blue Chip Fund                           $617,526
The Rightime Social Awareness Fund                    $ 48,855
The Rightime MidCap Fund                              $181,089

Lincoln Investment Planning, Inc. also provides the Funds with transfer agent and accounting and recordkeeping services. Aggregate transfer agent and accounting services fees received by Lincoln Investment Planning, Inc. were $630,592 and $189,229, respectively. During the year ended October 31, 1999, Lincoln Investment Planning, Inc. waived fees of $4,728 and $6,435, respectively, for transfer agent and accounting services provided to the Rightime Social Awareness Fund.

Certain officers and directors of the company are also officers and/or directors of the Advisor, Administrator, Transfer Agent and/or Distributor.

NOTE 3 - DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds as defined in the Investment Company Act of 1940, have adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Funds may incur certain costs which may not exceed the rates detailed above per annum of the Funds' average daily net assets for payments to the Distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds and for commissions for Fund shares sold by representatives of the Distributor or other broker-dealers. The distribution costs include a service charge based on an annual rate of
 .25% of the Funds' average daily net assets.




NOTE 4 - CAPITAL SHARES

The Rightime Fund, Inc. has 500,000,000 shares of $.01 par value stock authorized which may be allocated to any series. Currently 50,000,000 shares have been allocated to the Rightime Fund and 20,000,000 shares to each of the other three Funds. Transactions in capital stock were as follows:

                                     The Rightime Fund                                     The Rightime Blue Chip Fund
                    -------------------------------------------------------  ---------------------------------------------------
                            1999                           1998                    1999                             1998
                    ----------------------      ---------------------------  ------------------------    -----------------------
                    Shares         Value        Shares            Value      Shares         Value        Shares         Value
                    --------  ------------      ----------    -------------  ---------  -------------    --------   ------------
Shares sold          308,522  $ 10,706,455         280,002     $  9,304,396    686,258   $ 28,351,854      675,121  $ 25,441,729
Shares issued in
reinvestment of
distributions        434,224    15,015,469          50,697        1,542,726    731,907     30,227,759        3,822       130,930
                    --------  ------------      ----------     ------------  ---------  -------------  -----------  ------------
                     742,746    25,721,924         330,699       10,847,122  1,418,165     58,579,613      678,943    25,572,659
Shares redeemed     (574,853)  (20,032,190)     (1,390,058)     (44,714,393)  (874,962)   (36,069,826)  (1,939,495)  (71,398,705)
                    --------  ------------      ----------     ------------  ---------  -------------  -----------  ------------
Net increase
(decrease)           167,893  $  5,689,734      (1,059,359)    $(33,867,271)   543,203  $  22,509,787   (1,260,552) $(45,826,046)
                    ========  ============      ==========     ============  =========  =============  ===========  ============


                           The Rightime Social Awareness Fund                              The Rightime MidCap Fund
                    -------------------------------------------------------  ---------------------------------------------------
                            1999                           1998                    1999                             1998
                    ----------------------      ---------------------------  ------------------------    -----------------------
                    Shares         Value        Shares            Value      Shares         Value        Shares         Value
                    --------  ------------      ----------    -------------  ---------  -------------    ---------  ------------
Shares sold           87,966  $  3,047,159          54,325    $   1,789,588    234,456  $   8,025,990      140,278  $  4,394,868
Shares issued in
reinvestment of
distributions         73,151     2,527,371          13,629          415,697    376,672     12,456,529       68,685     2,020,018
                    --------  ------------      ----------     ------------  ---------  -------------  -----------  ------------
                     161,117     5,574,530          67,954        2,205,285    611,128     20,482,519      208,963     6,414,886
Shares redeemed      (57,300)   (1,989,770)        (72,851)      (2,400,834)  (269,142)    (9,259,898)    (670,773)  (21,096,447)
                    --------  ------------      ----------     ------------  ---------  -------------  -----------  ------------
Net increase
(decrease)           103,817  $  3,584,760          (4,897)    $   (195,549)   341,986  $  11,222,621     (461,810) $(14,681,561)
                    ========  ============      ==========     ============  =========  =============  ===========  ============


NOTE 5 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the ended October 31, 1999 were as follows:

                                        Purchases          Sales
                                      -----------      ------------
The Rightime Fund                     $96,319,319      $136,218,001
The Rightime Blue Chip Fund           $26,618,284      $ 57,257,578
The Rightime Social
Awareness Fund                        $16,063,803      $ 30,859,263
The Rightime MidCap Fund              $33,229,454      $ 39,512,772



[THIS PAGE INTENTIONALLY LEFT BLANK]


[THIS PAGE INTENTIONALLY LEFT BLANK]


[THIS PAGE INTENTIONALLY LEFT BLANK]



[RIGHTIME LOGO]
RIGHTIME
FAMILY OF FUNDS                                     Report of Independent
                                             Certified Public Accountants

To the Shareholders
and Board of Directors
of The Rightime Fund, Inc.

We have audited the accompanying statement of assets and liabilities of The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund, each a series of shares of common stock of The Rightime Fund, Inc., including the portfolios of investments, as of October 31, 1999 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund as of October 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 23, 1999



[RIGHTIME LOGO]                                            October 31, 1999
RIGHTIME
FAMILY OF FUNDS                                           The Rightime Fund
                                                     Performance Comparison

The fiscal year ending October 31, 1999 was another year of strong returns for equity participants. Volatility was lower than in the previous two years; however, 10% drops did occur in both the S&P 500 and the Dow Jones Industrial Averages. Technology stocks and Internet stocks were the darlings of the market. Their capital appreciation was made all the more impressive because much of it occurred while interest rates and oil prices were rising and the unemployment rate was trending even lower.

The Rightime Fund was well positioned to enjoy the surge that resulted when investors realized that last autumn's trouble had been averted. After the initial surge the Fund locked in substantial gains. However, throughout much of the following months, trends were short-lived. In light of this and the aforementioned adverse conditions, the Fund spent considerable time with limited exposure to equities. At the end of the fiscal year, the return was lower than hoped, but our emphasis on capital preservation would seem to be of prime importance while valuations remain at such historic highs.

Performance Comparison

The "Performance Comparison" chart assesses the Rightime Fund's performance against the S&P MidCap 400 Index, a broad based index. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The Rightime Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in equity securities approximately half of the time. In order to provide an equivalent risk level this comparison charts the Rightime Fund's performance against the Lipper Balanced Fund Index, the primary objective of which is to conserve principle by maintaining at all times a balanced portfolio of both stocks and bonds. The Lipper Balanced Fund Index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.


---------------------------------------------------------------------------
Average Annual Total Return
---------------------------------------------------------------------------
                                                            Since Inception
1 Year              5 Years             10 Years            Sept. 17, 1985
------------        ------------        ------------        ---------------
10.61%              11.44%              10.01%              10.86%
---------------------------------------------------------------------------



Performance Comparison

Rightime Fund
S&P MidCap 400 Index
Money Market Fund Index

Comparison of change in value of $10,000 investment in the Rightime Fund, S&P MidCap 400 Index and Money Market Fund Index.


Risk-adjusted Performance Comparison

Rightime Fund
Lipper Balanced Fund Index
Money Market Fund Index

Risk-adjusted comparison of change in value of $10,000 investment in the Rightime Fund, Lipper Balanced Fund Index and Money Market Fund Index.



[RIGHTIME LOGO]                                            October 31, 1999
RIGHTIME
FAMILY OF FUNDS                                 The Rightime Blue Chip Fund
                                                     Performance Comparison

The fiscal year ending October 31, 1999 was another year of strong returns for equity participants. Volatility was lower than in the previous two years; however, 10% drops did occur in both the S&P 500 and the Dow Jones Industrial Averages. Technology stocks and Internet stocks were the darlings of the market. Their capital appreciation was made all the more impressive because much of it occurred while interest rates and oil prices were rising and the unemployment rate was trending even lower.

The Rightime Blue Chip Fund was well positioned to enjoy the surge that resulted when investors realized that last autumn's trouble had been averted. After the initial surge the Fund locked in substantial gains. However, throughout much of the following months, trends were short-lived. In light of this and the aforementioned adverse conditions, the Fund spent considerable time with limited exposure to equities. At the end of the fiscal year, the return was lower than hoped, but our emphasis on capital preservation would seem to be of prime importance while valuations remain at such historic highs.

Performance Comparison

The "Performance Comparison" chart assesses the Rightime Blue Chip Fund's performance against the S&P 500 Index, an unmanaged index of common stock prices. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The Rightime Blue Chip Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in equity securities approximately half of the time. In order to provide an equivalent risk level this comparison charts the Rightime Blue Chip Fund's performance against the Lipper Balanced Fund Index, the primary objective of which is to conserve principle by maintaining at all times a balanced portfolio of both stocks and bonds. The Lipper Balanced Fund Index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and reflecting the 4.75% sales charge.


---------------------------------------------------------------------------
Average Annual Total Return
---------------------------------------------------------------------------
                                                            Since Inception
1 Year              5 Years             10 Years            July 22, 1987
------------        ------------        ------------        ---------------
4.26%               13.29%              10.79%              10.09%
---------------------------------------------------------------------------


Performance Comparison

Rightime Blue Chip Fund
S&P 500 Index
Money Market Fund Index

Comparison of change in value of $10,000 investment in the Rightime Blue Chip Fund, S&P 500 Index and Money Market Fund Index.


Risk-adjusted Performance Comparison

Rightime Blue Chip Fund
Lipper Balanced Fund Index
Money Market Fund Index

Risk-adjusted comparison of change in value of $10,000 investment in the Rightime Blue Chip Fund, Lipper Balanced Fund Index and Money Market Fund Index.


[RIGHTIME LOGO]                                            October 31, 1999
RIGHTIME
FAMILY OF FUNDS                                                The Rightime
                                                      Social Awareness Fund
                                                     Performance Comparison

The fiscal year ending October 31, 1999 was another year of strong returns for equity participants. Volatility was lower than in the previous two years; however, 10% drops did occur in both the S&P 500 and the Dow Jones Industrial Averages. Technology stocks and Internet stocks were the darlings of the market. Their capital appreciation was made all the more impressive because much of it occurred while interest rates and oil prices were rising and the unemployment rate was trending even lower.

The Rightime Social Awareness Fund was well positioned to enjoy the surge that resulted when investors realized that last autumn's trouble had been averted. After the initial surge the Fund locked in substantial gains. However, throughout much of the following months, trends were short-lived. In light of this and the aforementioned adverse conditions, the Fund spent considerable time with limited exposure to equities. At the end of the fiscal year, the return was lower than hoped, but our emphasis on capital preservation would seem to be of prime importance while valuations remain at such historic highs.

Performance Comparison

The "Performance Comparison" chart assesses the Rightime Social Awareness Fund's performance against the S&P 500 Index, a broad based index. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The Social Awareness Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in equity securities approximately half of the time. In order to provide an equivalent risk level this comparison charts the Social Awareness Fund's performance against the Lipper Balanced Fund Index, the primary objective of which is to conserve principle by maintaining at all times a balanced portfolio of both stocks and bonds. The Lipper Balanced Fund Index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and reflecting the 4.75% sales charge.


-------------------------------------------------------
Average Annual Total Return
-------------------------------------------------------
                                        Since Inception
1 Year              5 Years             March 1, 1990
------------        ------------        ---------------
3.22%               14.15%              9.82%
-------------------------------------------------------


Performance Comparison

Rightime Social Awareness Fund
S&P 500 Index
Money Market Fund Index

Comparison of change in value of $10,000 investment in the Rightime Social Awareness Fund, S&P 500 Index and Money Market Fund Index.


Risk-adjusted Performance Comparison

Rightime Social Awareness Fund
Lipper Balanced Fund Index
Money Market Fund Index

Risk-adjusted comparison of change in value of $10,000 investment in the Rightime Social Awareness Fund, Lipper Balanced Fund Index and Money Market Fund Index.


[RIGHTIME LOGO]                                            October 31, 1999
RIGHTIME
FAMILY OF FUNDS                                    The Rightime MidCap Fund
                                                     Performance Comparison

The fiscal year ending October 31, 1999 was another year of strong returns for equity participants. Volatility was lower than in the previous two years; however, 10% drops did occur in both the S&P 500 and the Dow Jones Industrial Averages. Technology stocks and Internet stocks were the darlings of the market. Their capital appreciation was made all the more impressive because much of it occurred while interest rates and oil prices were rising and the unemployment rate was trending even lower.

The Rightime MidCap Fund was well positioned to enjoy the surge that resulted when investors realized that last autumn's trouble had been averted. After the initial surge the Fund locked in substantial gains. However, throughout much of the following months, trends were short-lived. In light of this and the aforementioned adverse conditions, the Fund spent considerable time with limited exposure to equities. At the end of the fiscal year, the return was lower than hoped, but our emphasis on capital preservation would seem to be of prime importance while valuations remain at such historic highs.

Performance Comparison

The "Performance Comparison" chart assesses the Rightime MidCap Fund's performance against the S&P MidCap 400 Index, a broad based index. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The MidCap Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in equity securities approximately half of the time. In order to provide an equivalent risk level this comparison charts the MidCap Fund's performance against the Lipper Balanced Index, the primary objective of which is to conserve principle by maintaining at all times a balanced portfolio of both stocks and bonds. The Lipper Balanced Fund Index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and reflecting the 4.75% sales charge.


-------------------------------------------------------
Average Annual Total Return
-------------------------------------------------------
                                        Since Inception
1 Year              5 Years             Nov. 11, 1991
------------        ------------        ---------------
10.83%              13.92%              11.72%
-------------------------------------------------------




Performance Comparison

Rightime MidCap Fund
S&P MidCap 400 Index
Money Market Fund Index

Comparison of change in value of $10,000 investment in the Rightime MidCap Fund, S&P MidCap 400 Index and Money Market Fund Index.


Risk-adjusted Performance Comparison

Rightime MidCap Fund
Lipper Balanced Fund Index
Money Market Fund Index

Risk-adjusted comparison of change in value of $10,000 investment in the Rightime MidCap Fund, Lipper Balanced Fund Index and Money Market Fund Index.




[RIGHTIME LOGO]
RIGHTIME                                                                            Officers and Directors
FAMILY OF FUNDS                                                                  of The Rightime Fund, Inc.
----------------------------------------------------------------------------------------------------------
NAME                                                         PRINCIPAL OCCUPATION
AND ADDRESS                 POSITION AND OFFICE              DURING THE PAST FIVE YEARS
--------------------------  -------------------------------  ---------------------------------------------
David J. Rights*            Chairman of the Board,           President of Rightime Econometrics, Inc., a
1095 Rydal Road             President, and                   registered investment advisor. Consultant
Rydal, PA 19046             Treasurer                        to and registered representative of Lincoln
                                                             Investment Planning, Inc., a registered
                                                             investment advisor and broker dealer.

Edward S. Forst Sr.*        Director, Vice-President         Chairman of the Board,
The Forst Pavilion          and Secretary                    Lincoln Investment Planning
218 Glenside Avenue                                          Inc., a registered investment advisor
Wyncote, PA 19095                                            and broker dealer.

Francis X. Barrett          Director                         Vice Chairman of the Board and Member of the
Belleair, FL 33456                                           Finance, Investment and Executive Committee,
                                                             Sacred Heart Hospital, Formerly, Executive
                                                             Director, National Catholic Education
                                                             Association, Pastor Emeritus, Church of Holy
                                                             Guardian Angels, Reading, PA.

Dr. Winifred L. Tillery     Director                         Education Consultant, Former Superintendent of
Mt. Laurel, NJ 08054                                         Schools, Camden County, New Jersey.

Dr. Carol A. Wacker         Director                         Former Assistant Superintendent for Senior
Encinitas, CA 92024                                          High Schools, the Philadelphia School
                                                             District.

----------------------------------
* "Interested" director as defined
in the Investment Company Act
of 1940 (the "1940 ACT").



The Rightime Family of Funds
218 Glenside Ave.
Wyncote, PA 19095-1594

Client Services Department
800-866-9393

Administrator
Rightime Administrators Inc.
218 Glenside Ave.
Wyncote, PA 19095-1594

Investment Advisor
Rightime Econometrics Inc.
1095 Rydal Road
Rydal, PA 19046

Distributor
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Custodian
First Union National Bank
123 S. Broad Street
Philadelphia, PA 19109

Transfer Agent
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Legal Counsel
Stradley, Ronon, Stevens & Young
2600 One Commerce Square
Philadelphia, PA 19103

Auditors
Tait, Weller & Baker
Eight Penn Center, Suite 800
Philadelphia, PA 19103



Printed on recycled paper



[RIGHTIME LOGO]
RIGHTIME
FAMILY OF FUNDS

218 Glenside Ave.
Wyncote, PA 19095-1594


BULK RATE
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793